BAILLIE GIFFORD FUNDS

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford U.S. Equity Growth Fund

IMPORTANT SHAREHOLDER INFORMATION

A Joint Special Meeting of Shareholders (the “Meeting”) of each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund (each, a “Target Fund”), each a series of Baillie Gifford Funds (the “BG Funds”), will be held as a virtual meeting on April 28, 2026 and will begin at 9:30 a.m. ET. Shareholders may register for the Meeting at the following web address https://www.viewproxy.com/BaillieGifford2/broadridgevsm/. These materials discuss certain proposals to be voted on at the Meeting and contain a Notice of a Joint Special Meeting of Shareholders, a combined Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”), and proxy cards.  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish to vote on important issues relating to the applicable Target Fund.  If you complete, sign and return a proxy card, we will vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the relevant proposal, which is in accordance with the recommendation of the Board of Trustees of BG Funds as set forth in the Prospectus/Proxy Statement.

We urge you to review carefully the relevant proposal in the Prospectus/Proxy Statement.  Then, fill out the enclosed proxy card(s) and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs related to additional solicitation or mailings may be avoided.

PLEASE COMPLETE, SIGN AND RETURN the proxy card(s) you receive. It is important that your vote be received no later than April 27, 2026.

We welcome your comments.  If you have any questions, call Baillie Gifford Overseas Limited at: 1-844-394-6127.

TELEPHONE AND ONLINE VOTING

For your convenience, you are able to vote by telephone or online 24 hours a day. Please follow the instructions on the enclosed proxy card(s) to vote by telephone or online.

BAILLIE GIFFORD FUNDS

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford U.S. Equity Growth Fund

780 Third Avenue

43rd Floor

New York, NY 10017

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

To be held on April 28, 2026

Dear Shareholder:

On April 28, 2026, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund (each a “Target Fund”), each a series of Baillie Gifford Funds (“BG Funds”), a Massachusetts business trust, will hold a Joint Special Meeting of Shareholders (the “Meeting”). The Meeting will be held as a virtual meeting on April 28, 2026 and will begin at 9:30 a.m. ET.  Shareholders may register for the Meeting at the following web address https://www.viewproxy.com/BaillieGifford2/broadridgevsm/.

The Meeting will be held to consider, for each Target Fund in which you hold shares, a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) pursuant to which each Target Fund will be reorganized with and into the corresponding acquiring fund, as indicated below (each, an “Acquiring Fund”) (each, a “Reorganization”), as well as to transact such other business as may properly come before the Meeting. It is proposed that, subject to shareholder approval, each Target Fund, which is currently operated as an open-end mutual fund, will be converted into an exchange-traded fund through a Reorganization with and into the corresponding Acquiring Fund.

Proposal	Target Fund		Acquiring Fund
1	Baillie Gifford International Concentrated Growth Equities Fund	→	Baillie Gifford International Concentrated Growth ETF
2	Baillie Gifford Long Term Global Growth Fund	→	Baillie Gifford Long Term Global Growth ETF
3	Baillie Gifford U.S. Equity Growth Fund	→	Baillie Gifford U.S. Equity Growth ETF

The Plan, which is by and among BG Funds, on behalf of each Target Fund, Baillie Gifford ETF Trust (the “ETF Trust”), on behalf of each Acquiring Fund, and, solely with respect to Section 9.2 of the Plan (which sets forth the expenses that Baillie Gifford Overseas Limited will bear in connection with the Reorganizations), Baillie Gifford Overseas Limited, the investment manager of the Acquiring Funds, provides for: (i) the acquisition of the assets and assumption of the liabilities of each Target Fund by the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund of equal value to the net assets of the applicable Target Fund being acquired; (ii) the pro rata distribution of such shares to the shareholders of the applicable Target Fund, and (iii) the complete liquidation and dissolution of each Target Fund, all upon the terms and conditions set forth in the Plan. The Plan has been filed with the Securities and Exchange Commission as an exhibit to each Acquiring Fund’s Registration Statement on Form N-14 of which the combined Prospectus/Proxy Statement is a part.

The Board of Trustees of BG Funds has unanimously approved each Reorganization and Plan and recommends that shareholders of each Target Fund vote “FOR” the Reorganizations. The Board of Trustees of the ETF Trust has also unanimously approved each Reorganization and Plan. The Prospectus/Proxy Statement, which we strongly encourage you to read before voting, contains further explanation and important details relating to each Reorganization. We ask you to read the enclosed information carefully and to submit your vote promptly.

Only shareholders of record who owned shares at the close of business on February 9, 2026 are entitled to vote their shares at the Meeting or any adjournment or postponement thereof. The Prospectus/Proxy Statement and proxy card(s) will be provided by February 27, 2026 and some shareholders may receive these materials before this date. It is important that your vote be received no later than April 27, 2026.

 By Order of the Board of Trustees of BG Funds,

/s/Gareth Griffiths

Secretary

Baillie Gifford Funds

It is important that your shares be represented and voted at the Meeting, whether or not you attend the Meeting. You may authorize your proxy by marking your votes on the enclosed proxy card(s), signing and dating it, and mailing it in the business reply envelope provided. You may also authorize your proxy by telephone or on the Internet by following the instructions on the enclosed proxy card(s). If you attend the Meeting, you may withdraw your proxy and vote at the Meeting.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 28, 2026

The Notice of Joint Special Meeting of Shareholders and Prospectus/Proxy Statement

are available online at www.proxyvote.com

The Meeting will be held exclusively online. Shareholders who register at https://www.viewproxy.com/BaillieGifford2/broadridgevsm/ will receive a link through which they can attend the Meeting.

If you have any questions regarding the proxy or have questions on how to vote, please call our proxy solicitation partner, Broadridge Financial Solutions, Inc. at 866-689-3715. Representatives are available to take your call Monday through Friday 9:00 a.m. to 10:00 p.m., Eastern time.

COMBINED PROSPECTUS/PROXY STATEMENT

Dated February 4, 2026

RELATING TO THE ACQUISITION OF THE ASSETS OF

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford U.S. Equity Growth Fund

BY AND IN EXCHANGE FOR SHARES OF

Baillie Gifford International Concentrated Growth ETF

Baillie Gifford Long Term Global Growth ETF

Baillie Gifford U.S. Equity Growth ETF

This combined Prospectus and Proxy Statement (the “Prospectus/Proxy Statement”) is a proxy statement for each Target Fund (as defined below) and a prospectus for each Acquiring Fund (as defined below). The address of each Target Fund and Acquiring Fund is 780 Third Avenue, 43rd Floor, New York, NY 10017. The telephone number for each Target Fund and Acquiring Fund is 1-844-394-6127. This Prospectus/Proxy Statement and the enclosed proxy cards were first mailed to shareholders of each Target Fund by February 27, 2026. This Prospectus/Proxy Statement contains information you should know before voting on the following proposals with respect to your Target Fund, as indicated below. You should read this document carefully and retain it for future reference.

Proposal		To be voted on by shareholders of:
1	To approve an Agreement and Plan of Reorganization by and among Baillie Gifford Funds (“BG Funds”), on behalf of Baillie Gifford International Concentrated Growth Equities Fund (“International Concentrated Growth Equities Fund” or, in context, the “Target Fund”), Baillie Gifford ETF Trust (the “ETF Trust”), on behalf of Baillie Gifford International Concentrated Growth ETF (“International Concentrated Growth ETF” or an “Acquiring Fund”), and Baillie Gifford Overseas Limited, that provides for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in the Plan (a “Reorganization” or the “International Concentrated Growth Reorganization”).	Baillie Gifford International Concentrated Growth Equities Fund
2	To approve an Agreement and Plan of Reorganization by and among Baillie Gifford Funds (“BG Funds”), on behalf of Baillie Gifford Long Term Global Growth Fund (“Long Term Global Growth Fund” or, in context, the “Target Fund”), Baillie Gifford ETF Trust (the “ETF Trust”), on behalf of Baillie Gifford Long Term Global Growth ETF (“Long Term Global Growth ETF” or an “Acquiring Fund”), and Baillie Gifford Overseas Limited, that provides for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in the Plan (a “Reorganization” or the “Long Term Global Growth Reorganization”).	Baillie Gifford Long Term Global Growth Fund
3	To approve an Agreement and Plan of Reorganization by and among Baillie Gifford Funds (“BG Funds”), on behalf of Baillie Gifford U.S. Equity Growth Fund (“U.S. Equity Growth Fund” or, in context, the “Target Fund”), Baillie Gifford ETF Trust (the “ETF Trust”), on behalf of Baillie Gifford U.S. Equity Growth ETF (“U.S. Equity Growth ETF” or an “Acquiring Fund”), and Baillie Gifford Overseas Limited, that provides for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in the Plan (a “Reorganization” or the “U.S. Equity Growth Reorganization”).	Baillie Gifford U.S. Equity Growth Fund

The terms and conditions of each Reorganization are further described in this Prospectus/Proxy Statement and are set forth in the form of Agreement and Plan of Reorganization (the “Plan”).

Each proposal will be considered by shareholders who owned shares of the applicable Target Fund on February 9, 2026 at a Joint Special Meeting of Shareholders (the “Meeting”) that will be held on April 28, 2026. The Meeting will be held as a virtual meeting and will begin at 9:30 a.m. ET.  Shareholders may register for the Meeting at the following web address https://www.viewproxy.com/BaillieGifford2/broadridgevsm/.

The Board of Trustees of BG Funds (the “Target Fund Board”) has fixed the close of business on February 9, 2026, as the record date (the “Record Date”) for the determination of Target Fund shareholders entitled to notice of, and to vote at, the Meeting.

The Target Fund Board unanimously recommends that you vote in favor of (i.e., FOR) the Reorganization of your Target Fund.

The Target Fund Board is soliciting these proxies on behalf of the Target Funds. With respect to each Target Fund, the Target Fund Board unanimously approved the proposed Reorganization and Plan and determined that participation by each Target Fund in the applicable Reorganization is in the best interests of each Target Fund and that the interests of existing Target Fund shareholders would not be diluted as a result of the Reorganizations. With respect to each Acquiring Fund, the Board of Trustees of the ETF Trust (the “Acquiring Fund Board”) also approved the proposed Reorganization and Plan and determined that participation by each Acquiring Fund in the applicable Reorganization is in the best interests of each Acquiring Fund and that the interests of existing Acquiring Fund shareholders, if any, would not be diluted as a result of the Reorganizations.

Each Target Fund and each Acquiring Fund is a series of a registered, open-end management investment company, although each Target Fund is an open-end mutual fund while each Acquiring Fund will operate as an exchange-traded fund (“ETF”). Each Acquiring Fund is a newly organized series of the ETF Trust and currently has no assets or liabilities. Each Acquiring Fund was created specifically in connection with the applicable Reorganization for the purpose of acquiring the assets and assuming the liabilities of the corresponding Target Fund and will not commence operations until the closing date of the Reorganization. Each Target Fund will be the accounting and performance survivor in its respective Reorganization (subject to shareholder approval of such Reorganization), and each Acquiring Fund, as the corporate survivor in the Reorganization, will adopt the accounting and performance history of the corresponding Target Fund. Each Acquiring Fund also will be treated as the successor to the corresponding Target Fund for U.S. federal income tax purposes.

In order to receive shares of an Acquiring Fund as part of a Reorganization, you must hold your Target Fund shares in a brokerage account that can receive and hold shares of an ETF. If you do not currently have such an account, you will need to open one by May 18, 2026. If Target Fund shareholders do not hold their shares of a Target Fund through a brokerage account that can receive and hold shares of an ETF by that date, their position will be liquidated on or about May 19, 2026 and they will receive a cash distribution equal in value to the net asset value of their Target Fund shares less any fees and expenses their intermediary may charge. This Prospectus/Proxy Statement includes additional information on the actions that Target Fund shareholders that do not currently hold their Target Fund shares through a brokerage account that can receive and hold shares of an ETF must take in order to transact in shares of an Acquiring Fund as part of a Reorganization.

This Prospectus/Proxy Statement includes information about the Plan and each Acquiring Fund that you should know before voting on the Plan, which, if approved by Target Fund shareholders, would result in your investing in the relevant Acquiring Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the Target Funds, the Acquiring Funds and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents, which are incorporated into this Prospectus/Proxy Statement by reference:

●	The prospectus of Baillie Gifford Funds on behalf of the Target Funds, dated April 30, 2025, as supplemented and amended to date (File No. 811-10145; SEC Accession No. 0001104659-25-041801);

●	The statement of additional information of Baillie Gifford Funds on behalf of the Target Funds, dated April 30, 2025, as supplemented and amended to date (File No. 811-10145; SEC Accession No. 0001104659-25-041801);

●	The prospectus of Baillie Gifford ETF Trust on behalf of the Acquiring Funds, dated February 2, 2026 (File No. 333-290830; SEC Accession No. 0001104659-26-009448);

●	The statement of additional information of Baillie Gifford ETF Trust on behalf of the Acquiring Funds, dated February 2 (File No. 333-290830; SEC Accession No. 0001104659-26-009448);

●	Semi-Annual Report to shareholders of the Target Funds for the fiscal period ending June 30, 2025 (File No. 811-10145; SEC Accession No. 0001104659-25-086815);

●	Annual Report to shareholders of the Target Funds for the fiscal year ending December 31, 2024 (File No. 811-10145; SEC Accession No. 0001104659-25-020192); and

●	A statement of additional information dated February 4, 2026, relating to this Prospectus/Proxy Statement.

You may request a free copy of the statement of additional information relating to this Prospectus/Proxy Statement or a Target Fund’s Prospectus without charge by calling Baillie Gifford Overseas Limited (the “Manager”) at 1-844-394-6127 or by writing to the Manager at 780 Third Avenue, 43rd Floor, New York, NY 10017.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS/PROXY STATEMENT.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

v

Table of Contents

SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including your Acquiring Fund’s Prospectus (enclosed) and the Plan (which has been filed as an exhibit to each Acquiring Fund’s Registration Statement on Form N-14 of which this Prospectus/Proxy Statement is a part).

Why am I receiving a combined Prospectus/Proxy Statement?

You are receiving a combined Prospectus/Proxy Statement because you own shares of a Target Fund. It is proposed that, subject to shareholder approval, each Target Fund, which is currently operated as an open-end mutual fund, will be converted into an ETF through a Reorganization with and into the corresponding Acquiring Fund. Each Acquiring Fund is a newly organized series of the ETF Trust and currently has no assets or liabilities. Each Acquiring Fund was created specifically in connection with the applicable Reorganization for the purpose of acquiring the assets and assuming the liabilities of the corresponding Target Fund and will not commence operations until the closing date of the Reorganization.

Subject to shareholder approval, each Reorganization will be accomplished in accordance with the Plan between BG Funds, on behalf of the relevant Target Fund, the ETF Trust, on behalf of the relevant Acquiring Fund, and the Manager (solely with respect to Section 9.2 of the Plan, which sets forth the expenses that Baillie Gifford Overseas Limited will bear in connection with the Reorganizations). Among other things, the Plan provides for: (1) the acquisition of the assets and the assumption of the liabilities of each Target Fund by the applicable Acquiring Fund in exchange for shares of that Acquiring Fund of equal value to the net assets of the Target Fund being acquired (“Acquiring Fund Shares”); (2) the pro rata distribution of such Acquiring Fund Shares to the shareholders of the applicable Target Fund; and (3) the complete liquidation of each Target Fund, all upon the terms and conditions set forth in the Plan.

As a shareholder of a Target Fund, you are entitled to one vote for each share of the Target Fund that you hold on the record date. Information about how you can vote on the Reorganization of your Target Fund is contained in the accompanying materials. Your vote is very important, regardless of the number of Target Fund shares that you hold.

Why are proposals not involving my fund included in the Prospectus/Proxy Statement?

To reduce costs, the proposals relating to the Target Funds have been combined into one Prospectus/Proxy Statement. Accordingly, not all proposals may be applicable to each shareholder.

What are some features of ETFs that differ from mutual funds?

The following are some unique features of ETFs that differ from mutual funds:

●	Sales of ETF Shares on an Exchange throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated net asset value (“NAV”) per share at the end of the trading day. This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. The market price of the ETF may be higher or lower than the then-current pro rata value of the ETF’s net assets and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day.

●	Sales only through a Broker. While shares of mutual funds, like the Target Funds, may be directly purchased or redeemed from the fund at NAV, individual shares of ETFs, like the Acquiring Funds, may only be purchased and sold on a stock exchange through a broker at market prices. Shares of an Acquiring Fund generally may be purchased or redeemed directly from the Acquiring Fund only in large blocks of shares (“Creation Units”), and only an authorized participant (“Authorized Participant”) may engage in purchase or redemption transactions directly with the Acquiring Fund. Once created, shares of an Acquiring Fund may be purchased and sold through a broker at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an ETF, such as each Acquiring Fund, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF may trade at a price less than (discount) or greater than (premium) the then-current pro rata value of an Acquiring Fund’s net assets. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors.

●	Tax Efficiency. In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, many ETFs create and redeem their shares in kind. ETFs typically do not recognize capital gain on in-kind distributions in redemption of their shares, which enables them to distribute appreciated securities to redeeming shareholders without recognizing gain on those securities. ETFs are also able to rebalance holdings through in-kind redemptions and therefore can avoid portfolio securities sales. Thus, an ETF’s in-kind redemptions generally do not result in taxable distributions for its non-redeeming shareholders and often non-redeeming ETF shareholders in an ETF that creates and redeems its shares in kind only recognize capital gains with respect to their ETF shares when they sell their ETF shares. The Acquiring Funds will issue and redeem shares at NAV only with Authorized Participants and only in Creation Units. Creation Units may be issued and redeemed in-kind for securities or in cash, or a combination of both.

●	Transparency. Currently, each Target Fund only provides periodic disclosure of its complete portfolio holdings, generally quarterly on a lag. Each Acquiring Fund will be an actively-managed transparent ETF that operates with full transparency for its portfolio holdings. Following the Reorganizations, the Acquiring Funds, like other transparent ETFs, will make their portfolio holdings public each business day. This holdings information, along with other information about the Acquiring Funds, will be available on the Acquiring Funds’ website at www.bailliegifford.com/ETFs.

●	Single Share Class. The Target Funds offer multiple share classes with different expense structures and eligibility criteria. The Acquiring Funds do not currently offer multiple classes of shares.

In addition, the Acquiring Funds are subject to certain risks unique to operating as ETFs. For more information, see “Are there any differences in risks between the Target Funds and the Acquiring Funds?” below.

What is the Target Fund Board’s recommendation regarding the Reorganizations?

The Target Fund Board, on behalf of each Target Fund, unanimously recommends that you vote FOR the Reorganization of your Target Fund. The Target Fund Board, on behalf of each Target Fund, considered the proposal to reorganize each Target Fund with and into the corresponding Acquiring Fund at meetings held on June 16 & 18-19, 2025, October 1-2, 2025 and December 8-9, 2025, and at the December 8-9, 2025 meeting, unanimously approved each Reorganization and related Plan and voted to recommend that shareholders of each Target Fund vote to approve the applicable Reorganization and related Plan.  The Target Fund Board, including the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of BG Funds, determined that participation by each Target Fund in the applicable Reorganization is in the best interests of each Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of the applicable Reorganization.

The Acquiring Fund Board, on behalf of each Acquiring Fund, also considered the proposal to reorganize each Target Fund with and into the corresponding Acquiring Fund at meetings held on October 1-2, 2025 and December 8-9, 2025, and at the December 8-9, 2025 meeting, unanimously approved each Reorganization and related Plan. The Acquiring Fund Board, including the Trustees who are not “interested persons,” as defined in the 1940 Act, of the ETF Trust, determined that participation by each Acquiring Fund in the applicable Reorganization is in the best interests of each Acquiring Fund and that the interests of existing shareholders of each Acquiring Fund, if any, would not be diluted as a result of the applicable Reorganization.

See the “BACKGROUND AND BOARD’S CONSIDERATIONS RELATING TO THE REORGANIZATIONS” section of this Prospectus/Proxy Statement for more information.

What will happen if shareholders approve the Reorganizations?

If a Target Fund’s shareholders vote to approve the Reorganization and the closing conditions of the applicable Reorganization under the Plan are satisfied or waived, then shareholders of that Target Fund will become shareholders of the corresponding Acquiring Fund on or about June 1, 2026 and will no longer be shareholders of the Target Fund.  Shareholders of the Target Fund will receive shares of the corresponding Acquiring Fund with an equivalent aggregate NAV of the Acquiring Fund. The consummation of each Reorganization is not contingent upon approval of any other Reorganization.

In particular, the Plan provides that (1) the assets of each Target Fund will be acquired by the corresponding Acquiring Fund and the liabilities of each Target Fund will be assumed by the corresponding Acquiring Fund in exchange for Acquiring Fund Shares of equal value to the net assets of the Target Fund being acquired; and (2) the Acquiring Fund Shares received by the applicable Target Fund in the exchange will then be distributed pro rata to shareholders of that Target Fund.  The Plan also provides that the share classes of each Target Fund will be consolidated prior to the Reorganization, such that each share class, other than Class K, of the applicable Target Fund will be converted into Class K shares with the same aggregate NAV prior to the Reorganization. After the Acquiring Fund Shares are distributed to the applicable Target Fund’s shareholders, that Target Fund will be completely liquidated. In addition, the Plan provides that, prior to the Reorganizations, Baillie Gifford International Concentrated Growth Equities Fund will effect a 1-for-3 reverse stock split, or a reverse stock split at such other ratio as the officers of BG Funds may determine, so that the value of each share of the Target Fund immediately prior to the Reorganizations will correspond to approximately the initial per-share NAV of Baillie Gifford International Concentrated Growth ETF shares to be issued. The officers of BG Funds may also determine to carry out a reverse stock split for Baillie Gifford Long Term Global Growth Fund or Baillie Gifford U.S. Equity Growth Fund if the officers determine a reverse stock split is in the best interest of such Target Fund. Following such conversion but prior to the closing of the Reorganizations, each Target Fund shall redeem all fractional shares of the Target Fund outstanding on the records of the Target Fund’s transfer agent.

How will the Reorganizations affect me as a shareholder?

If a Reorganization is completed with respect to your Target Fund, you will cease to be a shareholder of that Target Fund and will become a shareholder of the corresponding Acquiring Fund.  Upon completion of a Reorganization, Target Fund shareholders will own shares of the corresponding Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of such Target Fund that were owned when the Reorganizations happened. Shares of an Acquiring Fund will be transferred to a shareholder’s brokerage account. In order to receive shares of an Acquiring Fund as part of the Reorganizations you must hold your Target Fund shares through a brokerage account that can receive and hold shares of an ETF. If you do not currently have such an account, you will need to open one by May 18, 2026. If you do not hold your shares of a Target Fund through a brokerage account that can receive and hold shares of an ETF by that date, your shares will be liquidated on or about May 19, 2026 and you will receive a cash distribution equal in value to the NAV of your Target Fund shares less any fees and expenses your intermediary may charge.  For more information about the brokerage account needed to receive and hold shares of an Acquiring Fund, see “What do I need to do to prepare for the Reorganizations?” below.  Shares of an Acquiring Fund are not issued in fractional shares.  As a result, the applicable Target Fund will redeem any fractional shares held by shareholders at NAV immediately prior to the Reorganizations.  Such redemption will result in a cash payment, which will be a taxable sale of shares for shareholders who hold fractional shares in a taxable account.  Shareholders should consult their tax advisors to determine the effect of the redemption of fractional shares.

After the Reorganizations, individual shares of each Acquiring Fund may only be purchased and sold on The Nasdaq Stock Market LLC (the “Exchange”), other national securities exchanges, electronic crossing networks and other alternative trading systems.  Should a former Target Fund shareholder decide to purchase or sell shares in an Acquiring Fund after a Reorganization, the shareholder will need to place a trade through a broker who will execute the trade on an exchange at prevailing market prices.  Because Acquiring Fund Shares trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the then-current pro rata value of an Acquiring Fund’s net assets.  As with all ETFs, your broker may charge a commission for purchase and sale transactions, although ETFs trade with no transaction fees (NTF) on many platforms.  In addition, it is the ETF Trust’s understanding that the brokerage account statements that Acquiring Fund shareholders will receive from financial intermediaries following the Reorganizations will provide information on the market price of the applicable Acquiring Fund’s shares and not the NAV per share of such Acquiring Fund as would be the case for a mutual fund.

Will the Reorganizations affect the way my investments are managed?

Generally, no. Each other Acquiring Fund will be managed using the same investment objective and substantially similar principal investment strategies currently used by the corresponding Target Fund. The Manager believes that it will be able to manage the substantially similar investment strategies equally effectively in each Acquiring Fund’s ETF structure and that the Reorganizations will not result in any decline in the level of services or resources that the Manager has historically provided to each Target Fund.

The Manager is the investment adviser for each Target Fund and each Acquiring Fund. The same individuals responsible for the day-to-day portfolio management of each Target Fund as of the date of the combined Prospectus/Proxy Statement will be responsible for the day-to-day portfolio management of the corresponding Acquiring Fund, except that for Baillie Gifford International Concentrated Growth Equities Fund, Spencer Adair will retire as a portfolio manager of the Fund on March 31, 2026 and Kirsty Gibson will become a portfolio manager of the Fund on April 1, 2026. Due to the Acquiring Funds’ operation as ETFs, there are expected to be differences in the frequency of portfolio rebalancing and, in some cases, the instruments the portfolio management team uses to achieve exposure to specific issuers. These differences are described in greater detail below.

For a more complete discussion, see the sections of the proposal relating to your Reorganization titled: “COMPARISON OF IMPORTANT FEATURES OF THE FUNDS—Are there any significant differences between the investment objectives, policies and strategies of the Funds?” and “How do the principal investment risks of the Funds compare?”

Are there any differences in risks between the Target Funds and the Acquiring Funds?

Many of the risks associated with owning shares of each Acquiring Fund are similar to the risks associated with owning shares of the corresponding Target Fund. However, there are certain differences in these risks, including the risks associated with each Acquiring Fund’s operation as an ETF and the frequency of portfolio rebalancing.

For a more complete discussion of the risks of each Target Fund and the corresponding Acquiring Fund, see the sections of the proposal relating to your Reorganization titled: “COMPARISON OF IMPORTANT FEATURES OF THE FUNDS—Are there any significant differences between the investment objectives, policies and strategies of the Funds?” and “How do the principal investment risks of the Funds compare?” The risks of each Acquiring Fund are presented in Exhibit A.

How will the total expenses of the Acquiring Funds compare to the total expenses of the Target Funds?

The Acquiring Funds each employ a unitary fee structure pursuant to which each Acquiring Fund pays the Manager a unitary management fee and the Manager bears substantially all operating expenses of the Acquiring Fund, subject to certain exceptions. Following the Reorganizations, the total (net) expense ratio of each Acquiring Fund is expected to be equal to the total (net) expense ratio of Class K shares of the corresponding Target Fund (in each case, calculated as of the year ended December 31, 2025), notwithstanding that the contractual management fee rate for each Acquiring Fund is higher than the contractual unitary advisory fee rate of the corresponding Target Fund (because the Manager is responsible for paying substantially all operating expenses of the Acquiring Funds under the unitary management fee structure, while the Target Funds bear their own operating expenses). The total (net) expense ratio of Baillie Gifford Long Term Global Growth ETF is expected to be higher than the total (net) expense ratios of Classes 3, 4 and 5 of Baillie Gifford Long Term Global Growth Fund.

Comparisons in this Prospectus/Proxy Statement of an Acquiring Fund’s total annual fund operating expenses to those of its corresponding Target Fund are based on the expenses of each Target Fund as of a point in time (December 31, 2025). All data calculated as of December 31, 2025 is unaudited as of the date of this Prospectus/Proxy Statement. “Other Expenses” of each Target Fund will, however, fluctuate based on, among other factors, the net assets of each Target Fund. It is possible that, as of the Closing Date (as defined below), the expected total annual fund operating expenses of an Acquiring Fund may be higher than those of Class K shares of the corresponding Target Fund, due, for example, to increases in the net assets of the Target Fund between December 31, 2025 and the Closing Date.

For a more detailed comparison of the Funds’ fees and expenses, see the sections of the proposal relating to your Reorganization titled “COMPARISON OF IMPORTANT FEATURES OF THE FUNDS—What are the Funds’ investment management fee rates?” and “What are the fees and expenses of each Fund and what might they be after the Reorganization?”

Who will pay the costs in connection with the Reorganizations?

The Manager and/or its affiliates will bear all ordinary direct expenses incurred in connection with the Reorganizations, whether or not the Reorganizations are consummated, including legal, audit-related, accounting and tax services; certain taxes incurred by the Target Funds or Acquiring Funds (as described below); brokerage and other transaction costs; and any costs directly associated with preparing, filing, printing, and distributing to Target Fund shareholders all materials relating to the Prospectus/Proxy Statement. Because the Manager and/or its affiliates will bear all expenses in connection with the Reorganizations, as described further in this Prospectus/Proxy Statement, it is not anticipated that the Target Funds will bear any material expenses relating to the Reorganizations. Certain costs associated with portfolio trading activity in advance of the Reorganizations will be borne by the Funds, as described further below.

Approximately 7.87% of Baillie Gifford International Concentrated Growth Equities Fund’s portfolio and 7.05% of Baillie Gifford Long Term Global Growth Fund’s portfolio are expected to be sold prior to completion of the Reorganizations as a result of each such Target Fund’s holdings of non-transferable assets. Baillie Gifford U.S. Equity Growth Fund holds no non-transferable assets. Such portfolio trading activity may result in the Target Fund realizing capital gains. Based on market values and net assets as of August 31, 2025, realized capital gains as a result of portfolio trading in advance of the Reorganizations for the reasons described above are estimated as follows for each Target Fund: $2,049,997 (1.93% of net assets) for Baillie Gifford International Concentrated Growth Equities Fund and $8,743,987 (0.84% of net assets) for Baillie Gifford Long Term Global Growth Fund. These gains may either be distributable to the remaining shareholders of the applicable Target Fund, with the distribution of the gains taking place before the Reorganizations or distributable to the shareholders of the corresponding Acquiring Fund, with the distribution of the gains taking place following the Reorganizations and will be taxable to shareholders who hold their shares in a taxable account. Note that this portfolio trading activity is distinct from the Reorganizations, which are expected to qualify as tax-free reorganizations for U.S. federal income tax purposes. Portfolio trading activity in connection with Target Fund selling and Acquiring Fund purchase of non-transferrable assets will result in brokerage and other transaction costs, including trading taxes for the Target Funds and Acquiring Funds, which will be covered by the Manager and/or its affiliates pursuant to the terms of the Plan for the applicable Reorganization.

Additional realized capital gains may result from portfolio trading activity undertaken to meet shareholder redemptions from each Target Fund in advance of the Reorganizations. The size of such redemptions are unknown and capital gains that might be realized as a result of such redemptions are not included in the estimates above. These gains may either be distributable to the remaining shareholders of the applicable Target Fund, with the distribution of the gains taking place before the Reorganizations, or distributable to the shareholders of the corresponding Acquiring Fund, with the distribution of the gains taking place following the Reorganizations, and will be taxable to shareholders who hold their shares in a taxable account. The Manager and/or its affiliates will not bear the brokerage and other transaction costs of any portfolio trading activity undertaken for the purposes of meeting redemptions in advance of the Reorganizations.

For Baillie Gifford Long Term Global Growth Fund, as discussed on page 8 below, shareholders who meet certain requirements may be eligible to elect to transition their investment in Baillie Gifford Long Term Global Growth Fund to a privately placed mutual fund, Baillie Gifford Institutional Long Term Global Growth Fund, a series of Baillie Gifford Institutional Trust (the “BGIT Transition”). Although any shareholder transitions to Baillie Gifford Institutional Long Term Global Growth Fund are expected to be effected primarily on an in-kind basis, in order to facilitate the BGIT Transition, Baillie Gifford Long Term Global Growth Fund expects to engage in some portfolio trading activity as a result of Baillie Gifford Long Term Global Growth Fund’s holdings of non-transferable assets. Such portfolio trading activity may result in Baillie Gifford Long Term Global Growth Fund realizing capital gains. These gains may either be distributable to the remaining shareholders of Baillie Gifford Long Term Global Growth Fund, with the distribution of the gains taking place before the BGIT Transition or Reorganization, or distributable to the shareholders of the corresponding Acquiring Fund, with the distribution of the gains taking place following the Reorganization, and will be taxable to shareholders who hold their shares in a taxable account. This portfolio trading activity will result in brokerage and other transaction costs, including trading taxes for Baillie Gifford Long Term Global Growth Fund, which will be covered by the Manager and/or its affiliates. The Manager and/or its affiliates will not bear the costs of any portfolio trading undertaken for the purposes of meeting redemptions in advance of the BGIT Transition. The BGIT Transition is expected to occur prior to the Closing Date. If you believe you may meet the eligibility criteria for the BGIT Transition, please contact the Manager at 1-844-394-6127 for additional details on steps you will need to take in advance of the Reorganization.

What are the U.S. federal income tax consequences of the Reorganizations?

Each Reorganization is expected to constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes and generally is not expected to result in recognition of gain or loss by the applicable Target Fund or its shareholders.  However, immediately prior to each Reorganization, most shareholders will receive cash compensation for fractional shares of the applicable Target Fund that they hold.  Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their fractional shares.

As a condition of the closing of each Reorganization, BG Funds and the ETF Trust shall receive an opinion of counsel regarding the U.S. federal income tax consequences of the applicable Reorganization(s).  Shareholders should consult their tax advisers about tax consequences of each Reorganization, including U.S. federal, state and local and foreign tax consequences, as applicable, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the U.S. federal income tax consequences of each Reorganization and is only a general summary.  For more information, please see the section “U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION.”

What is the anticipated timing of the Reorganizations?

The Meeting is scheduled to occur on April 28, 2026.  If the necessary approvals are obtained and all other closing conditions of the Reorganizations under the Plan are satisfied or waived, the Reorganizations are currently expected to be completed on or about June 1, 2026.

Is the approval or closing of a Reorganization conditioned on the approval or closing of any other Reorganization?

No. Shareholders of each Target Fund will vote separately on the proposed Reorganization of their respective Target Fund, and a Reorganization will be effected as to a particular Target Fund only if that Target Fund’s shareholders approve the Reorganization and certain closing conditions are satisfied or waived. The consummation of each Reorganization is not contingent upon approval of any other Reorganization.

What happens if a Reorganization is not approved?

A Reorganization will not be consummated unless it is approved by shareholders of the applicable Target Fund. If a Reorganization is not approved by a Target Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the applicable Target Fund, and such Target Fund will continue to operate.  The Target Fund Board then will consider such other actions, based on evaluations and recommendations from the Manager, as it deems necessary or appropriate for such Target Fund.

What do I need to do to prepare for the Reorganizations?

It is important for you to determine whether you hold your shares of a Target Fund in the type of account that can hold the ETF shares that will be received in the applicable Reorganization.  If you hold your shares of a Target Fund in an account directly with such Target Fund at the Target Fund’s transfer agent or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account that allows investment in ETF shares if the applicable Reorganization is approved and you wish to transact in shares of the Acquiring Fund.

Transferring Target Fund Shares to an Already Existing Brokerage Account.  Transferring your shares from a Target Fund’s transfer agent to a brokerage account should be a simple process.  If you have a brokerage account or a relationship with a brokerage firm, please talk to the broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the applicable Target Fund into your brokerage account.  Also inform your broker that such an account will need to be set up to receive and hold ETF shares.  If you do not have a brokerage account or a relationship with a brokerage firm, you will need to open an account if the applicable Reorganization is approved and you wish to transact in shares of the Acquiring Fund. Holding shares through a brokerage account may entail costs that do not apply where shares are held directly with the Target Fund’s transfer agent.

You should provide your broker with a copy of the quarterly statement from the applicable Target Fund.  The broker will require your account number with the Target Fund, which can be found on your statement.  The broker will help you complete a form to initiate the transfer.  Once you sign that form, the broker will submit the form to the transfer agent directly, and the Target Fund shares will be transferred into your brokerage account.

Transferring Target Fund Shares from a Non-Accommodating Brokerage Account to a Brokerage Account that Can Receive and Hold ETF Shares.  The broker where you hold Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares.  Contact your broker right away to make the necessary changes to your account. Holding shares through a brokerage account may entail costs that do not apply where shares are held directly with the Target Fund’s transfer agent.

You can contact your financial advisor or other financial intermediary for further information. You also may contact the Manager at 1-844-394-6127.

What will happen if I don’t have a brokerage account that can receive and hold ETF shares?

If you hold your Target Fund shares in an account that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in

ETF shares. This transfer will need to be completed by May 18, 2026. If you do nothing, you will not receive shares of the Acquiring Fund, your position will be liquidated on or about May 19, 2026 and you will receive a cash distribution equal in value to the NAV of your Target Fund shares less any fees and expenses your intermediary may charge. This event will be a taxable event for shareholders who hold their shares in a taxable account. To participate in the Reorganization and avoid potential tax consequences from liquidation of your investment, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares. If you think you don’t have a brokerage account that can receive and hold the Acquiring Fund Shares you receive in the applicable Reorganization, you may contact the Manager by calling 1-844-394-6127.

Are there other circumstances where a Target Fund shareholder will not be able to receive and hold ETF shares?

Omnibus retirement plan recordkeepers may not be able to include ETF shares on their platforms, and in such a case a retirement plan investor may be required by its retirement plan recordkeeper to redeem a Target Fund’s shares prior to a Reorganization.

What if a Reorganization is approved by shareholders and I don’t want to hold ETF shares?

If a Reorganization is approved and you do not want to receive ETF shares in connection with such Reorganization, you may redeem your shares of the applicable Target Fund or you may exchange those shares for shares of another eligible mutual fund managed by the Manager prior to the Reorganization.  If a Target Fund shareholder redeems his or her shares and such shares are held in a taxable account, the shareholder will recognize a taxable gain or loss based on the difference between the redeeming shareholder’s tax basis in the shares and the amount that the redeeming shareholder receives for them. Shareholders of the Target Funds may exchange their Target Fund shares for shares of the same class of any mutual fund in BG Funds, other than a Target Fund, provided that the fund shares to be acquired in the exchange are available to new investors in such other fund and the shareholder is eligible to invest in such shares. Such an exchange of shares for shares in another fund will generally result in the recognition of taxable gain or loss for shareholders holding shares in a taxable account. If you wish to redeem your Target Fund shares, you are encouraged to submit a redemption request as far in advance of the Closing Date as possible, but, in any event, no later than May 27, 2026. Shareholders who have not opened a brokerage account that can receive and hold Acquiring Fund shares will have their shares liquidated on May 19, 2026 and therefore must submit any redemption requests prior to that date. As ETFs, the Acquiring Funds do not provide for the exchange of shares.

Certain investors in Baillie Gifford Long Term Global Growth Fund may be eligible to participate in the BGIT Transition. Only investors that are “accredited investors” (as defined in the Securities Act of 1933, as amended) and who are able to meet the $25 million minimum investment requirement (or for whom such requirement is waived) will be eligible to participate in the BGIT Transition. The BGIT Transition will cause the participating investors to realize any gains or losses on their shares in Baillie Gifford Long Term Global Growth Fund, but is not expected to cause Baillie Gifford Long Term Global Growth Fund to recognize gain or loss, except to the extent securities subject to transfer restrictions need to be sold in connection with the BGIT Transition. The BGIT Transition will occur as a complete redemption from Baillie Gifford Long Term Global Growth Fund and a simultaneous purchase of shares of Baillie Gifford Institutional Long Term Global Growth Fund by eligible shareholders who choose to transition. The BGIT Transition is expected to occur prior to the Closing Date. If you believe you may meet the eligibility criteria for the BGIT Transition, please contact the Manager at 1-844-394-6127 for additional details on steps you will need to take in advance of the Reorganization.

How will shareholder voting be handled?

Shareholders who own shares of a Target Fund at the close of business on February 9, 2026 (the “Record Date”), will be entitled to vote at the Meeting, and will be entitled to one vote for each share they hold.  Approval of a Reorganization by a Target Fund requires the affirmative vote of the holders of a majority of the outstanding voting securities of such Target Fund (as defined in the 1940 Act). The 1940 Act defines “a majority of the outstanding voting securities” of each Target Fund as (a) 67% or more of the voting securities present at the Meeting if the holders of more than 50% of the outstanding voting securities of such Target Fund are present or represented by proxy or (b) more than 50% of the outstanding voting securities of such Target Fund, whichever is less (a “1940 Act Majority Vote”). In the case of Proposal 2, relating to the Reorganization of Baillie Gifford Long Term Global Growth Fund, approval of the Reorganization will also require, in addition to a 1940 Act Majority Vote, the approval by a majority of shareholders who (a) own shares of the Target Fund as of the Record Date, (b) as of the date of the Meeting, did not redeem from the Target Fund in connection with the BGIT Transition, (c) are present in person or by proxy at the Meeting and (d) are entitled to vote on the Reorganization. Broadridge Financial Solutions (“Broadridge”) has been retained by the Target Funds to assist in the solicitation of proxies, and collect and tabulate shareholder votes.  Broadridge is not affiliated with the Funds.

The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting, you must register at https://www.viewproxy.com/BaillieGifford2/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Baillie Gifford at 1-844-394-6127 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Monday, April 27, 2026. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Meeting. A separate email will follow containing a password to enter at the event link in order to access the Meeting. You may vote during the Meeting at www.proxyvote.com. You will need your control number to vote.

Questions from shareholders to be considered at a Meeting must be submitted to Broadridge at https://www.viewproxy.com/BaillieGifford2/broadridgevsm/ no later than 8:00 a.m. ET on Monday, April 27, 2026.

Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. Obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Monday, April 27, 2026. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/BaillieGifford2/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting.

Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions that are described on the enclosed proxy card or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, please respond promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting’s website during the Meeting in order to do so.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.

Why am I receiving two proxy cards?

In addition to the Meeting, BG Funds is separately holding a meeting on the same day for shareholders of BG Funds to consider a proposal to elect a slate of trustees. As a result, shareholders of the Target Funds will receive a proxy card for both the Reorganization and the trustee election. The proposal to elect trustees is described in a separate proxy statement.

Whom do I contact for further information?

If you have any questions regarding the proxy or have questions on how to vote, please call our proxy solicitation partner, Broadridge at 866-689-3715. Representatives are available to take your call Monday through Friday 9:00 a.m. to 10:00 p.m., Eastern time.

THE TARGET FUND BOARD, ON BEHALF OF EACH TARGET FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE REORGANIZATION OF YOUR TARGET FUND.

Proposal 1: Baillie Gifford International Concentrated Growth Equities Fund
INTO Baillie Gifford International Concentrated Growth ETF

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Baillie Gifford International Concentrated Growth Equities Fund (for purposes of Proposal 1, the “Target Fund”) operates as an open-end mutual fund, offering shares that are redeemable on each business day and daily liquidity.  Baillie Gifford International Concentrated Growth ETF (for purposes of Proposal 1, the “Acquiring Fund” and, together with the Target Fund, the “Funds”) will operate as an ETF.  As an ETF, the Acquiring Fund will offer shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Fund will be managed using an investment objective that is identical to that of the Target Fund and principal investment strategies that are substantially similar to those of the Target Fund, as described below.

The Target Fund’s and the Acquiring Fund’s investment objective is to seek capital appreciation. The Target Fund’s and the Acquiring Fund’s investment objective may be changed by the applicable Board without shareholder approval.

The Acquiring Fund’s principal investment strategies include disclosure noting that the Acquiring Fund may invest in active ETFs, ETFs that track relevant equity indices, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

The Target Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. This policy was adopted due to a requirement that applies to any registered fund with “equity” in its name pursuant to Rule 35d-1 under the 1940 Act. Because the Acquiring Fund does not include the word “equity” in its name, it is not required by the 1940 Act to adopt such an investment policy and has not adopted such a policy. The lack of such a policy for the Acquiring Fund does not reflect any material difference in the way the Acquiring Fund will be managed in comparison to the Target Fund.

The Manager does not expect that the differences discussed above will result in any significant changes to the management of the Acquiring Fund.

Investment Strategies

The below table shows the Target Fund’s and Acquiring Fund’s investment objective (which are identical) as well as a redline showing differences in the Funds’ summary principal investment strategy disclosure. In each redline, deleted text is shown in red strikethrough and added text is shown in blue underline. Further information about the Target Fund’s and Acquiring Fund’s respective investment objectives, strategies and risks is contained in the Target Fund’s Prospectus and SAI and the Acquiring Fund’s Prospectus and SAI. The Target Fund’s Prospectus and SAI and the Acquiring Fund’s Prospectus and SAI are on file with the SEC. The Target Fund’s Prospectus and SAI and Acquiring Fund’s Prospectus and SAI are also incorporated herein by reference. For information regarding how to request copies of the SAIs related to either the Target Fund’s Prospectus or the Acquiring Fund’s Prospectus, please refer to page 55 of this Prospectus/Proxy Statement.

Target Fund	Acquiring Fund
Baillie Gifford International Concentrated Growth Equities Fund seeks capital appreciation.	Baillie Gifford International Concentrated Growth ETF seeks capital appreciation.

Redline of Target Fund Investment Strategies Against Acquiring Fund Investment Strategies

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

~~Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.~~ The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. The Fund may invest to a significant extent (up to 30% of the Fund’s net assets) in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 20 and 35 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund aims to hold securities for long periods (typically at least 5 years) which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Further information about the Target Fund's investment objectives and strategies is contained in the Prospectus and Statement of Additional Information of the Target Fund, which are on file with the SEC.

Investment Policies and Restrictions

The Target Fund and the Acquiring Fund have similar fundamental investment restrictions, such that the Reorganization will not result in any material differences in the way the Target Fund has been managed and the way the Acquiring Fund will be managed after the Reorganization occurs, except that the Acquiring Fund will be managed as an ETF. As required by the 1940 Act, both BG Funds and the ETF Trust, on behalf of its series, have adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, purchasing commodities and purchasing securities consistent with the maintenance of the status of a “diversified” investment company. The non-fundamental investment policies of the Target Fund and the Acquiring Fund are similar, with the exception of the Acquiring Fund not sharing the Target Fund’s 80% investment policy, as described above. The differences between the Target Fund’s and the Acquiring Fund’s fundamental investment policies and non-fundamental policies are set forth in a redline included in Exhibit B. If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Acquiring Fund. Fundamental investment policies may not be changed without shareholder approval. Non-fundamental policies may be changed without shareholder approval.

How do the principal investment risks of the Funds compare?

Many of the risks associated with an investment in the Target Fund and the Acquiring Fund are similar, except that, as a shareholder of the Acquiring Fund, you would also be subject to risks related to the Acquiring Fund’s ETF structure. There are other important differences between the principal risks of the Target Fund and the Acquiring Fund identified in the chart below. In addition, while there are certain differences between the Acquiring Fund’s and the Target Fund’s risk disclosure, the Manager does not expect the differences in the disclosure or description of such risks to result in or reflect any material differences in how the Acquiring Fund will be managed relative to how the Target Fund is currently managed. For example, the Target Fund and the Acquiring Fund may use different terminology to describe the risks applicable to such Fund’s principal investment strategies and the differences may reflect a clarification of the risks associated with an investment in the Acquiring Fund.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks of the Acquiring Fund appears in Exhibit A.

Principal Risks	Target Fund	Acquiring Fund
Investment Style Risk	X	X
Growth Stock Risk	X	X
Long-Term Investment Strategy Risk	X	X
Non-U.S. Investment Risk	X	X
Non-Diversification Risk	X	X
Asia Risk	X	X
China Risk	X	X
Conflicts of Interest Risk	X	X
Currency Risk	X	X
Developed Markets Risk	X	X
Emerging Markets Risk	X	X
Equity Securities Risk	X	X
ESG Risk	X	X
ETF Structure Risk		X
Focused Investment Risk	X	X
Geographic Focus Risk	X	X
Government and Regulatory Risk	X	X

Principal Risks	Target Fund	Acquiring Fund
Information Technology Risk	X	X
IPO Risk	X	X
Large-Capitalization Securities Risk	X	X
Liquidity Risk	X	X
Market Disruption and Geopolitical Risk	X	X
Market Risk	X	X
New and Smaller-Sized ETF Risk		X
New and Smaller-Sized Fund Risk	X
Periodic Rebalancing Risk		X
Risk Model Risk		X
Service Provider Risk	X	X
Settlement Risk	X	X
Small- and Medium-Capitalization Securities Risk	X	X
Valuation Risk	X	X

Who manages the Funds?

The Target Fund is a series of BG Funds. The Acquiring Fund is a series of the ETF Trust. BG Funds and the ETF Trust are each governed by a Board of Trustees, which is responsible for overseeing all business activities of the applicable Funds. The Target Fund Board and the Acquiring Fund Board are comprised of the same individuals, except the Acquiring Fund Board includes an additional individual who also serves as a trustee advisor to the Target Fund Board.

Investment Adviser of the Funds.  The Target Funds’ and the Acquiring Funds’ investment adviser is the Manager. The Manager’s principal place of business is Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. The Manager also has an office in New York City, New York, USA. The Manager is a wholly owned subsidiary of Baillie Gifford & Co, which is controlled by its working partners. The Manager, its parent, Baillie Gifford & Co, and their affiliates are referred to as “Baillie Gifford.”

The Manager is a registered investment adviser which, together with its affiliates, advises other mutual funds and a variety of private accounts, including accounts managed on behalf of corporate and public pension plan sponsors, endowments, foundations, sovereign wealth funds, and family office clients. The Manager was organized in 1983 and had approximate assets under management of $163 billion as of March 31, 2025.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Acquiring Fund, subject to the changes described below.

Spencer Adair, Lawrence Burns, and Paulina McPadden are jointly and primarily responsible for the day-to-day management of each of the Target Fund and the Acquiring Fund. Mr. Adair has been a member of the Target Fund’s portfolio management team since 2021. Mr. Adair will retire as a portfolio manager on March 31, 2026. Mr. Burns has been a member of the Target Fund’s portfolio management team since 2017. Ms. McPadden has been a member of the Target Fund’s portfolio management team since 2017. Messrs. Adair and Burns and Ms. McPadden have been portfolio managers of the Acquiring Fund since the Acquiring Fund’s inception. On April 1, 2026, Kirsty Gibson will become a portfolio manager of the Funds.

The Prospectus and Statement of Additional Information for the Target Fund dated April 30, 2025, as supplemented (the “Target Fund Prospectus” and “Target Fund SAI,” respectively) and the Statement of Additional Information for the Acquiring Fund dated February 2, 2026 (the “Acquiring Fund Prospectus” and “Acquiring Fund SAI,” respectively), provide additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio manager’s ownership of securities in the Funds.  For information on how to obtain a copy of the Target Fund Prospectus, the Target Fund SAI, the Acquiring Fund Prospectus and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fee rates?

BG Funds, on behalf of the Target Fund, and the Manager have entered into an Investment Advisory Agreement, as amended, under the terms of which the Target Fund pays a monthly advisory fee to the Manager for investment advisory services that is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Target Fund’s average daily net assets:

Average Daily Net Assets of the Fund (billions)	Annual Advisory Fee Rate at Each Asset Level (percentage of the Fund’s average daily net assets)
$0 - $2 >$2 - $5 Above $5	0.40% 0.36% 0.34%

The Manager is responsible for providing certain administrative services to Target Fund shareholders as well as coordinating, overseeing and supporting services provided to Target Fund shareholders by third parties, including financial intermediaries that hold accounts with the Target Fund, pursuant to an Administration and Supervisory Agreement between the Manager and BG Funds on behalf of the Target Fund (the “Administration and Supervisory Agreement”). The Administration and Supervisory Agreement also relates to the Class K and Institutional Class shares of other series of BG Funds.

Under the Administration and Supervisory Agreement, the Target Fund pays to the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of the Target Fund's average net assets. For the fiscal year ended December 31, 2025, the Target Fund paid Administration and Supervisory Fees equal to 0.17% of the Target Fund's average daily net assets.

The ETF Trust, on behalf of the Acquiring Fund, and the Manager have entered into an Investment Management Agreement (the “Management Agreement”), under which the Acquiring Fund pays the Manager a management fee quarterly for advisory services and for shareholder servicing, administrative and other services. Pursuant to the Management Agreement, the Manager will select and review the Acquiring Fund’s investments and provide executive and other personnel for the management of the Acquiring Fund. The Manager believes that the Reorganizations will not result in any reduction in the level of services or resources that the Manager has historically provided to each Target Fund. The Acquiring Fund pays for these services under a bundled fee structure (the “Unitary Management Fee”). The Unitary Management Fee paid by the Acquiring Fund under the Management Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Acquiring Fund’s average daily net assets. The Acquiring Fund (and not the Manager) will be responsible for certain other fees and expenses that are not covered by the Unitary Management Fee under the Management Agreement. The Manager may voluntarily reimburse any Unitary Management Fees of the Acquiring Fund but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time.

Fund	Annual Unitary Management Fee Rate (percentage of each Fund’s average daily net assets)
Baillie Gifford International Concentrated Growth ETF	0.72%

Under the Unitary Management Fee, the Manager bears all ordinary operating expenses of the Acquiring Fund, except for those listed below. In addition to bearing the Unitary Management Fee, the Acquiring Fund (and not the Manager) bears the following expenses: (i) expenses incurred in connection with the distribution plan adopted by the ETF Trust pursuant to Rule 12b-1 under the 1940 Act, (ii) investment-related expenses of any kind, including all fees and expenses incurred with respect to the acquisition, holding and/or disposition of portfolio securities, and any expenses incurred with respect to the reorganization, restructuring or workout-related expenses related to any investment, and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs, and any other kind of transaction expenses and costs associated with tax reclaims or similar actions, including any fees paid on a contingent basis); (iii) borrowing and other investment-related costs and fees, including interest, commitment and other fees and costs; (iv) acquired fund fees and expenses; (v) taxes (including, but not limited to, income, excise, transfer and withholding taxes, including any accrued deferred tax liability) and governmental fees; (vi) litigation expenses of any kind (including fees and expenses of counsel retained by or on behalf of the ETF Trust or the Acquiring Fund, judgments, amounts paid in settlement, fines, penalties, fees of expert witnesses, document production fees, and all other liabilities, costs or expenses) and any fees, costs or expenses payable by the ETF Trust or the Acquiring Fund pursuant to indemnification or advancement obligations to which the ETF Trust or the Acquiring Fund may be subject (pursuant to contract or otherwise); (vii) custody or other expenses attributable to negative interest rates on investments or cash; (viii) short dividend expense; (ix) salaries and other compensation or expenses, including travel expenses, of any of the ETF Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Manager or its subsidiaries or affiliates; (x) organizational expenses and both initial and ongoing SEC registration fees of the ETF Trust and the Acquiring Fund; (xi) costs related to any meetings of shareholders, including any costs associated with the preparation, printing, filing and transmission of proxy or information statements and proxy solicitation; (xii) fees or expenses payable or other costs incurred in connection with the Acquiring Fund’s securities lending program, if any, including any securities lending agent fees, as governed by a separate securities lending agreement; (xiii) any other expenses which are capitalized in accordance with generally accepted accounting principles; (xiv) other nonrecurring or extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the ETF Trust); and (xv) such other expenses as approved by a majority of the Board.

For the fiscal year ended December 31, 2025, after waivers and expense reimbursements, $447,511 was required to be paid by the Target Fund to the Manager for the Manager’s investment advisory services provided.  Because the Acquiring Fund has not yet commenced operations, no Unitary Management Fees have been paid to the Manager by the Acquiring Fund.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of each Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The table below shows the Annual Fund Operating Expenses of the Target Fund as of December 31, 2025, and the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of December 31, 2025, as if the Reorganization had taken place on December 31, 2025. The fee tables do not reflect the costs associated with the Reorganization that will be borne by the Fund, if any. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

As shown below, the Reorganization is expected to result in equal or lower total annual operating expenses for shareholders of the Target Fund (calculated as of December 31, 2025).

Target Fund shareholders will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

Target Fund

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.57%	0.57%
Distribution (12b-1) Fees	None	None
Other Expenses	0.26%	0.37%
Total Annual Fund Operating Expenses	0.83%	0.94%
Fee Waiver and/or Expense Reimbursement(b)	(0.11)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.72%	0.82%

(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.72% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.72% for Institutional Class due to sub-accounting expenses of 0.10%.

Acquiring Fund (pro forma)

Management Fee	0.72%
Other Expenses(a)	None
Total Annual Fund Operating Expenses	0.72%
(a)	Estimated for the current fiscal year.

Example

The example below is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund, both before and after the Reorganization. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	1 Year	3 Years	5 Years	10 Years
Baillie Gifford International Concentrated Growth Equities Fund – Institutional Class	$84	$288	$508	$1,144
Baillie Gifford International Concentrated Growth Equities Fund – Class K	$74	$254	$450	$1,015
Pro Forma – Baillie Gifford International Concentrated Growth ETF (assuming the Reorganization is completed on December 31, 2025)	$74	$230	$401	$894

How do the performance records of the Funds compare?

The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire substantially all of the assets and assume the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of an open-end mutual fund. The Acquiring Fund will have no performance history prior to the Reorganization.

Subject to shareholder approval of the Reorganization, the Target Fund will be the “accounting survivor” after the Reorganization. This means that the Acquiring Fund will adopt the historical accounting records and performance of Institutional Class shares of the Target Fund. The Target Fund’s past performance is not necessarily an indication of how the Acquiring Fund will perform in the future. For tax purposes, each Acquiring Fund will also succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s Institutional Class shares’ performance from year-to-year and by showing how the Target Fund’s average annual returns for the past one- and five-year periods and since inception compare with those of a broad-based securities market index. The Acquiring Fund will use the MSCI ACWI ex USA Index as its benchmark, which is the same benchmark that the Target Fund uses.

The performance of the other classes, which is shown in the table below, will differ because the classes are subject to different expenses. The Target Fund’s past performance, before and after taxes, is not necessarily an indication of how the Target Fund or the Acquiring Fund will perform in the future.

Annual Total Returns – Institutional Class Shares

Highest Quarterly Return: 44.43% (Q2, 2020)

Lowest Quarterly Return: -24.10% (Q2, 2022)

In the table below, after-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.

Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Fund Inception (12/14/2017)
Institutional Class Returns Before Taxes	18.34%	10.24%	10.83%
Institutional Class Returns After Taxes on Distributions	18.37%	5.60%	7.50%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	10.89%	8.20%	8.84%
Class K Returns Before Taxes	18.55%	10.35%	10.97%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(1)	6.09%	4.60%	5.30%

(1)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

The Target Fund’s past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at http://USmutualfund.bailliegifford.com or by calling the Funds at 1-844-394-6127.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund. The portfolio turnover rate of each Acquiring Fund is not expected to be materially different from the portfolio turnover rate of the corresponding Target Fund. During the fiscal year ended December 31, 2024, the Target Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit C below are the financial highlights tables of the Target Fund. Additional information is available in the Target Fund’s Prospectus, Statement of Additional Information, and the most recent annual and semi-annual shareholder reports, as applicable. Because the Acquiring Fund has not yet commenced operations, shareholder reports for the Acquiring Fund are not available.

The Target Fund’s Prospectus is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/Proxy Statement. The Target Fund’s Statement of Additional Information is also incorporated herein by reference.

The Acquiring Fund’s Statement of Additional Information is provided in Part B to this Prospectus/Proxy Statement and is legally deemed to be part of this combined Prospectus/Proxy Statement.

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at 1-844-394-6127, (ii) accessing the documents at the Funds’ website at http://USmutualfund.bailliegifford.com, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

PROPOSAL 2: Baillie Gifford Long Term Global Growth FUND
INTO Baillie Gifford Long Term Global Growth ETF

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Baillie Gifford Long Term Global Growth Fund (for purposes of Proposal 2, the “Target Fund”) operates as an open-end mutual fund, offering shares that are redeemable on each business day and daily liquidity.  Baillie Gifford Long Term Global Growth ETF (for purposes of Proposal 2, the “Acquiring Fund” and, together with the Target Fund, the “Funds”) will operate as an ETF.  As an ETF, the Acquiring Fund will offer shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Fund will be managed using an investment objective that is identical to that of the Target Fund and principal investment strategies that are substantially similar to those of the Target Fund, as described below.

The Target Fund’s and the Acquiring Fund’s investment objective is to seek long-term capital appreciation. The Target Fund’s and the Acquiring Fund’s investment objective may be changed by the applicable Board without shareholder approval.

The Acquiring Fund’s principal investment strategies include disclosure noting that the Acquiring Fund may invest in active ETFs, ETFs that track relevant equity indices, ADRs, EDRs and GDRs.

The Manager does not expect that the differences discussed above will result in any significant changes to the management of the Acquiring Fund.

Investment Strategies

The below table shows the Target Fund’s and Acquiring Fund’s investment objective (which are identical) as well as a redline showing differences in the Funds’ summary principal investment strategy disclosure. In each redline, deleted text is shown in red strikethrough and added text is shown in blue underline. Further information about the Target Fund’s and Acquiring Fund’s respective investment objectives, strategies and risks is contained in the Target Fund’s Prospectus and SAI and the Acquiring Fund’s Prospectus and SAI. The Target Fund’s Prospectus and SAI and the Acquiring Fund’s Prospectus and SAI are on file with the SEC. The Target Fund’s Prospectus and SAI and the Acquiring Fund’s Prospectus and SAI are also incorporated herein by reference. For information regarding how to request copies of the SAIs related to either the Target Fund’s Prospectus or the Acquiring Fund’s Prospectus, please refer to page 55 of this Prospectus/Proxy Statement.

Target Fund	Acquiring Fund
Baillie Gifford Long Term Global Growth Fund seeks to provide long-term capital appreciation.	Baillie Gifford Long Term Global Growth ETF seeks to provide long-term capital appreciation.

Redline of Target Fund Investment Strategies Against Acquiring Fund Investment Strategies

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.

While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, invests at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund does not apply specific constraints with respect to market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 60 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, and the Fund expects to have considerable exposure to Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook.

When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that they believe are material to managing the Fund’s investment risks and maximizing capital appreciation. The Manager believes that a company selected for the Fund’s portfolio is unlikely to be financially sustainable in the long run if the portfolio managers believe that its approach to business is fundamentally out of line with changing societal expectations. The portfolio managers employ an investment process designed to identify companies with practices they believe are aligned with sustainable financial growth over the long-term, including environmental, social, and/or governance characteristics, such as stewardship, sustainable business practices, and/or corporate culture. With respect to the consideration of a company’s environmental characteristics, the portfolio managers believe that the possibility of climate-related disruptions and the related transition to a low-carbon economy present opportunities for, and specific risks relevant to, the Fund’s holdings. As a result, the portfolio managers generally seek to invest the Fund’s assets in companies that they believe are “climate-fit” for the future, which are companies that take appropriate steps (in the view of and as determined by the portfolio managers) to (i) reduce their direct and indirect greenhouse gas emissions (i.e., pursue “net zero” carbon emission ambitions or targets), (ii) integrate the related challenges into business strategies (i.e., the company undertakes steps to understand and manage the related technological, market and environmental changes confronting its business), and/or (iii) provide robust disclosure on climate change and other significant environmental issues so that investors can better assess the related investment risks and opportunities to such company. However, the portfolio managers do not employ categorical restrictions or exclusions in assessing a company’s climate-fitness. The portfolio managers expect that companies that they assess as climate-fit under the Fund’s investment process will ultimately correlate with companies that themselves are aligned with a broader global transition toward net zero carbon emissions.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. The Fund may invest to a significant extent (up to 30% of the Fund’s net assets) in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Further information about the Target Fund’s investment objectives and strategies is contained in the Prospectus and Statement of Additional Information of the Target Fund, which are on file with the SEC.

Investment Policies and Restrictions

The Target Fund and the Acquiring Fund have substantially similar fundamental investment restrictions, such that the Reorganization will not result in any material differences in the way the Target Fund has been managed and the way the Acquiring Fund will be managed after the Reorganization occurs, except that the Acquiring Fund will be managed as an ETF. As required by the 1940 Act, both BG Funds and the ETF Trust, on behalf of its series, have adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, purchasing commodities and purchasing securities consistent with the maintenance of the status of a “diversified” investment company. The differences between the Target Fund’s and the Acquiring Fund’s fundamental investment policies and non-fundamental policies are set forth in a redline included in Exhibit B. If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Acquiring Fund. Fundamental investment policies may not be changed without shareholder approval. Non-fundamental policies may be changed without shareholder approval.

How do the principal investment risks of the Funds compare?

Many of the risks associated with an investment in the Target Fund and the Acquiring Fund are similar, except that, as a shareholder of the Acquiring Fund, you would also be subject to risks related to the Acquiring Fund’s ETF structure. There are other important differences between the principal risks of the Target Fund and the Acquiring Fund identified in the chart below. In addition, while there are certain differences between the Acquiring Fund’s and the Target Fund’s risk disclosure, the Manager does not expect the differences in the disclosure or description of such risks to result in or reflect any material differences in how the Acquiring Fund will be managed relative to how the Target Fund is currently managed. For example, the Target Fund and the Acquiring Fund may use different terminology to describe the risks applicable to such Fund’s principal investment strategies and the differences may reflect a clarification of the risks associated with an investment in the Acquiring Fund.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks of the Acquiring Fund appears in Exhibit A.

Principal Risks	Target Fund	Acquiring Fund
Investment Style Risk	X	X
Growth Stock Risk	X	X
Long-Term Investment Strategy Risk	X	X
Non-Diversification Risk	X	X
Non-U.S. Investment Risk	X	X
Asia Risk	X	X
China Risk	X	X
Conflicts of Interest Risk	X	X
Currency Risk	X	X
Developed Markets Risk	X	X
Emerging Markets Risk	X	X
Equity Securities Risk	X	X
ESG Risk	X	X
ETF Structure Risk		X
Focused Investment Risk	X	X
Government and Regulatory Risk	X	X
Information Technology Risk	X	X
IPO Risk	X	X
Large-Capitalization Securities Risk	X	X
Liquidity Risk	X	X
Market Disruption and Geopolitical Risk	X	X
Market Risk	X	X
New and Smaller-Sized ETF Risk		X
Periodic Rebalancing Risk		X
Risk Model Risk		X
Service Provider Risk	X	X
Settlement Risk	X	X
Small- and Medium-Capitalization Securities Risk	X	X
Valuation Risk	X	X

Who manages the Funds?

The Target Fund is a series of BG Funds. The Acquiring Fund is a series of the ETF Trust. BG Funds and the ETF Trust are each governed by a Board of Trustees, which is responsible for overseeing all business activities of the applicable Funds. The Target Fund Board and the Acquiring Fund Board are comprised of the same individuals, except the Acquiring Fund Board includes an additional individual who also serves as a trustee advisor to the Target Fund Board.

Investment Adviser of the Funds. The Target Funds’ and the Acquiring Funds’ investment adviser is the Manager. The Manager’s principal place of business is Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. The Manager also has an office in New York City, New York, USA. The Manager is a wholly owned subsidiary of Baillie Gifford & Co, which is controlled by its working partners. The Manager, its parent, Baillie Gifford & Co, and their affiliates are referred to as “Baillie Gifford.”

The Manager is a registered investment adviser which, together with its affiliates, advises other mutual funds and a variety of private accounts, including accounts managed on behalf of corporate and public pension plan sponsors, endowments, foundations, sovereign wealth funds, and family office clients. The Manager was organized in 1983 and had approximate assets under management of $163 billion as of March 31, 2025.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Acquiring Fund.

Gemma Barkhuizen, John MacDougall and Mark Urquhart are jointly and primarily responsible for the day-to-day management of each of the Target Fund and the Acquiring Fund. Ms. Barkhuizen has been a member of the Target Fund’s portfolio management team since 2022. Mr. MacDougall has been a member of the Target Fund’s portfolio management team since 2022. Mr. Urquhart has been a member of the Target Fund’s portfolio management team since 2014. Messrs. MacDougall and Urquhart and Ms. Barkhuizen have been portfolio managers of the Acquiring Fund since the Acquiring Fund’s inception.

The Prospectus and Statement of Additional Information for the Target Fund dated April 30, 2025, as supplemented (the “Target Fund Prospectus” and “Target Fund SAI,” respectively) and the Statement of Additional Information for the Acquiring Fund dated February 2, 2026 (the “Acquiring Fund Prospectus” and “Acquiring Fund SAI,” respectively), provide additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio manager’s ownership of securities in the Funds. For information on how to obtain a copy of the Target Fund Prospectus, the Target Fund SAI, the Acquiring Fund Prospectus and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

Are there any important features unique to Proposal 2?

Certain investors in the Target Fund may be eligible to participate in the BGIT Transition. Only investors that are “accredited investors” (as defined in the Securities Act of 1933, as amended) and who are able to meet the $25 million minimum investment requirement (or for whom such requirement is waived) will be eligible to participate in the BGIT Transition. The BGIT Transition will cause the participating investors to realize any gains or losses on their shares in the Target Fund, but is not expected to cause the Target Fund to recognize gain or loss, except to the extent securities subject to transfer restrictions need to be sold in connection with the BGIT Transition. The BGIT Transition will occur as a complete redemption from the Target Fund and a simultaneous purchase of shares of Baillie Gifford Institutional Long Term Global Growth Fund by eligible shareholders who choose to transition.

What are the Funds’ investment management fee rates?

BG Funds, on behalf of the Target Fund, and the Manager have entered into an Investment Advisory Agreement, as amended, under the terms of which the Target Fund pays a monthly advisory fee to the Manager for investment advisory services that is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Target Fund’s average daily net assets:

Average Daily Net Assets of the Fund (billions)	Annual Advisory Fee Rate at Each Asset Level (percentage of the Fund’s average daily net assets)
$0 - $2 >$2 - $5 Above $5	0.45% 0.41% 0.39%

The Manager is responsible for providing certain administrative services to Target Fund Class K and Institutional Class shareholders as well as coordinating, overseeing and supporting services provided to Target Fund shareholders by third parties, including financial intermediaries that hold accounts with the Target Fund, pursuant to the Administration and Supervisory Agreement. The Administration and Supervisory Agreement also relates to the Class K and Institutional Class shares of other series of BG Funds.

Under the Administration and Supervisory Agreement, the Target Fund pays to the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of the Target Fund’s average net assets. For the fiscal year ended December 31, 2025, the Target Fund paid Administration and Supervisory Fees equal to 0.17% of the Target Fund’s average daily net assets.

The Manager also provides certain shareholder services to the Class 2, 3, 4 and 5 shareholders, pursuant to the Shareholder Servicing Agreement between the Manager and BG Funds on behalf of the Target Fund. For these services, which include client and shareholder servicing, reporting and other support, each such shareholder pays a shareholder servicing fee equal to 0.17% for Class 2 shares, 0.10% for Class 3 shares, 0.07% for Class 4 shares, and 0.02% for Class 5 shares.

The ETF Trust, on behalf of the Acquiring Fund, and the Manager have entered into the Management Agreement, under which the Acquiring Fund pays the Manager a management fee quarterly for advisory services and for shareholder servicing, administrative and other services. Pursuant to the Management Agreement, the Manager will select and review the Acquiring Fund’s investments and provide executive and other personnel for the management of the Acquiring Fund. The Manager believes that the Reorganizations will not result in any reduction in the level of services or resources that the Manager has historically provided to each Target Fund. The Acquiring Fund pays for these services under the Unitary Management Fee. The Unitary Management Fee paid by the Acquiring Fund under the Management Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Acquiring Fund’s average daily net assets. The Acquiring Fund (and not the Manager) will be responsible for certain other fees and expenses that are not covered by the Unitary Management Fee under the Management Agreement. The Manager may voluntarily reimburse any Unitary Management Fees of the Acquiring Fund but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time.

Fund	Annual Unitary Management Fee Rate (percentage of each Fund’s average daily net assets)
Baillie Gifford Long Term Global Growth ETF	0.70%

Under the Unitary Management Fee, the Manager bears all ordinary operating expenses of the Acquiring Fund, except for those listed below. In addition to bearing the Unitary Management Fee, the Acquiring Fund (and not the Manager) bears the following expenses: (i) expenses incurred in connection with the distribution plan adopted by the ETF Trust pursuant to Rule 12b-1 under the 1940 Act, (ii) investment-related expenses of any kind, including all fees and expenses incurred with respect to the acquisition, holding, and/or disposition of portfolio securities, and any expenses incurred with respect to the reorganization, restructuring or workout-related expenses related to any investment, and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs, and any other kind of transaction expenses and costs associated with tax reclaims or similar actions, including any fees paid on a contingent basis); (iii) borrowing and other investment-related costs and fees, including interest, commitment and other fees and costs; (iv) acquired fund fees and expenses; (v) taxes (including, but not limited to, income, excise, transfer and withholding taxes, including any accrued deferred tax liability) and governmental fees; (vi) litigation expenses of any kind (including fees and expenses of counsel retained by or on behalf of the ETF Trust or the Acquiring Fund, judgments, amounts paid in settlement, fines, penalties, fees of expert witnesses, document production fees, and all other liabilities, costs or expenses) and any fees, costs or expenses payable by the ETF Trust or the Acquiring Fund pursuant to indemnification or advancement obligations to which the ETF Trust or the Acquiring Fund may be subject (pursuant to contract or otherwise); (vii) custody or other expenses attributable to negative interest rates on investments or cash; (viii) short dividend expense; (ix) salaries and other compensation or expenses, including travel expenses, of any of the ETF Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Manager or its subsidiaries or affiliates; (x) organizational expenses and both initial and ongoing SEC registration fees of the ETF Trust and the Acquiring Fund; (xi) costs related to any meetings of shareholders, including any costs associated with the preparation, printing, filing and transmission of proxy or information statements and proxy solicitation; (xii) fees or expenses payable or other costs incurred in connection with the Acquiring Fund’s securities lending program, if any, including any securities lending agent fees, as governed by a separate securities lending agreement; (xiii) any other expenses which are capitalized in accordance with generally accepted accounting principles; (xiv) other nonrecurring or extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the ETF Trust); and (xv) such other expenses as approved by a majority of the Board.

For the fiscal year ended December 31, 2025, after waivers and expense reimbursements, $6,094,060 was required to be paid by the Target Fund to the Manager for the Manager’s investment advisory services provided.  Because the Acquiring Fund has not yet commenced operations, no Unitary Management Fees have been paid to the Manager by the Acquiring Fund.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of each Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The table below shows the Annual Fund Operating Expenses of the Target Fund as of December 31, 2025, and the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of December 31, 2025, as if the Reorganization had taken place on December 31, 2025. The fee tables do not reflect the costs associated with the Reorganization that will be borne by the Fund, if any, nor does it reflect the costs associated with the BGIT Transition. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

As shown below, the Reorganization is expected to result in equal or lower total annual operating expenses for any shareholders of Class K, Class 2 and Institutional Class Shares of the Target Fund (calculated as of the year ended December 31, 2025). The Reorganization is expected to result in higher total annual operating expenses for shareholders of Class 3, Class 4 and Class 5 of the Target Fund (calculated as of the year ended December 31, 2025).

Target Fund shareholders will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

Target Fund

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.62%	0.62%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.08%	0.17%
Total Annual Fund Operating Expenses(c)	0.70%	0.79%
(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)	Other Expenses for Institutional Class differ due to sub-accounting expenses.
(c)	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.45%	0.45%	0.45%	0.45%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.08%	0.08%(b)	0.08%(b)	0.08%(b)
Total Annual Fund Operating Expenses(c)	0.70%	0.63%	0.60%	0.55%

(a)	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited.
(b)	Classes 4 and 5 were unfunded as of December 31, 2025. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
(c)	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class 2 shares, 0.63% for Class 3 shares, 0.60% for Class 4 shares and 0.55% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.

Acquiring Fund (pro forma)

Management Fee	0.70%
Other Expenses(a)	None
Total Annual Fund Operating Expenses	0.70%
(a)	Estimated for the current fiscal year.

Example

The example below is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund, both before and after the Reorganization. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	1 Year	3 Years	5 Years	10 Years
Baillie Gifford Long Term Global Growth Fund – Institutional Class	$81	$252	$439	$978
Baillie Gifford Long Term Global Growth Fund – Class K	$72	$224	$390	$871
Baillie Gifford Long Term Global Growth Fund – Class 2	$72	$224	$390	$871
Baillie Gifford Long Term Global Growth Fund – Class 3	$64	$202	$351	$786
Baillie Gifford Long Term Global Growth Fund – Class 4	$61	$192	$335	$750
Baillie Gifford Long Term Global Growth Fund – Class 5	$56	$176	$307	$689
Pro Forma – Baillie Gifford Long Term Global Growth ETF (assuming the Reorganization is completed)	$72	$224	$390	$871

How do the performance records of the Funds compare?

The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire substantially all of the assets and assume the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of a mutual fund. The Acquiring Fund will have no performance history prior to the Reorganization.

Subject to shareholder approval of the Reorganization, the Target Fund will be the “accounting survivor” after the Reorganization. This means that the Acquiring Fund will adopt the historical accounting records and performance of Institutional Class shares of the Target Fund. The Target Fund’s past performance is not necessarily an indication of how the Acquiring Fund will perform in the future. For tax purposes, each Acquiring Fund will also succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s Institutional Class shares’ performance from year-to-year and by showing how the Target Fund’s average annual returns for the past one-, five- and ten-year periods compare with those of a broad-based securities market index. The Acquiring Fund will use the MSCI ACWI Index as its benchmark, which is the same benchmark that the Target Fund uses.

The performance of the other classes, which is shown in the table below, will differ because the classes are subject to different expenses. The Target Fund’s past performance, before and after taxes, is not necessarily an indication of how the Target Fund or the Acquiring Fund will perform in the future.

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 44.21% (Q2, 2020)

Lowest Quarterly Return: -28.26% (Q2, 2022)

(1)	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.

Average Annual Total Returns for Periods Ended December 31, 2024(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	24.92%	13.67%	15.43%
Institutional Class Returns After Taxes on Distributions	24.92%	12.77%	14.66%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	14.76%	10.95%	12.94%
Class K Returns Before Taxes	24.97%	13.76%	15.53%
Class 2 Returns Before Taxes	25.01%	13.77%	15.53%
Class 3 Returns Before Taxes(2)	25.01%	13.77%	15.53%
Class 4 Returns Before Taxes(3)	25.01%	13.77%	15.53%
Class 5 Returns Before Taxes(4)	25.01%	13.77%	15.53%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(5)	18.02%	10.57%	9.78%
(1)	Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
(2)	Performance for Class 3 shares is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
(3)	Performance for Class 4 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
(4)	Performance for Class 5 shares, which were unfunded as of December 31, 2024, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.
(5)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

The Target Fund’s past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at http://USmutualfund.bailliegifford.com or by calling the Funds at 1-844-394-6127.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund. The portfolio turnover rate of each Acquiring Fund is not expected to be materially different from the portfolio turnover rate of the corresponding Target Fund.

During the fiscal year ended December 31, 2024, the Target Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit C below are the financial highlights tables of the Target Fund. Additional information is available in the Target Fund’s Prospectus, Statement of Additional Information, and the most recent annual and semi-annual shareholder reports, as applicable. Because the Acquiring Fund has not yet commenced operations, shareholder reports for the Acquiring Fund are not available.

The Target Fund’s Prospectus is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/Proxy Statement. The Target Fund’s Statement of Additional Information is also incorporated herein by reference.

The Acquiring Fund’s Statement of Additional Information is provided in Part B to this Prospectus/Proxy Statement and is legally deemed to be part of this combined Prospectus/Proxy Statement.

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at 1-844-394-6127, (ii) accessing the documents at the Funds’ website at http://USmutualfund.bailliegifford.com, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

PROPOSAL 3: Baillie Gifford U.S. Equity Growth FUND
INTO Baillie Gifford U.S. Equity Growth ETF

COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment objectives, policies and strategies of the Funds?

Baillie Gifford U.S. Equity Growth Fund (for purposes of Proposal 3, the “Target Fund”) operates as an open-end mutual fund, offering shares that are redeemable on each business day and daily liquidity.  Baillie Gifford U.S. Equity Growth ETF (for purposes of Proposal 3, the “Acquiring Fund” and, together with the Target Fund, the “Funds”) will operate as an ETF.  As an ETF, the Acquiring Fund will offer shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

The Acquiring Fund will be managed using an investment objective that is identical to that of the Target Fund and principal investment strategies that are substantially similar to those of the Target Fund, as described below.

The Target Fund’s and the Acquiring Fund’s investment objective is to seek capital appreciation. The Target Fund’s and the Acquiring Fund’s investment objective may be changed by the applicable Board without shareholder approval.

The Acquiring Fund’s principal investment strategies include disclosure noting that the Acquiring Fund may invest in active ETFs and ETFs that track relevant equity indices.

The Manager does not expect that the differences discussed above will result in any significant changes to the management of the Acquiring Fund.

Investment Strategies

The below table shows the Target Fund’s and Acquiring Fund’s investment objective (which are identical) as well as a redline showing differences in the Funds’ summary principal investment strategy disclosure. In each redline, deleted text is shown in red strikethrough and added text is shown in blue underline. Further information about the Target Fund’s and Acquiring Fund’s respective investment objectives, strategies and risks is contained in the Target Fund’s Prospectus and SAI and the Acquiring Fund’s Prospectus and SAI. The Target Fund’s Prospectus and SAI and the Acquiring Fund’s Prospectus and SAI are on file with the SEC. The Target Fund’s Prospectus and SAI and Acquiring Fund’s Prospectus and SAI are also incorporated herein by reference. For information regarding how to request copies of the SAIs related to either the Target Fund’s Prospectus or the Acquiring Fund’s Prospectus, please refer to page 55 of this Prospectus/Proxy Statement.

Target Fund	Acquiring Fund
Baillie Gifford U.S. Equity Growth Fund seeks capital appreciation.	Baillie Gifford U.S. Equity Growth ETF seeks capital appreciation.

Redline of Target Fund Investment Strategies Against Acquiring Fund Investment Strategies

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

The portfolio managers seek to identify exceptional growth businesses in the U.S. and to own them for long enough that the advantages of their business models and the strength of their cultures support positive relative performance over the long term.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion at the time of purchase and may participate in initial public offerings (“IPOs”).

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by a benchmark. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 50 growth companies with the potential to outperform the Fund’s benchmarks over the long term. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors The Fund aims to hold securities for long periods (typically at least 5 years) which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

Further information about the Target Fund’s investment objectives and strategies is contained in the Prospectus and Statement of Additional Information of the Target Fund, which are on file with the SEC.

Investment Policies and Restrictions

The Target Fund and the Acquiring Fund have substantially similar fundamental investment restrictions, such that the Reorganization will not result in any material differences in the way the Target Fund has been managed and the way the Acquiring Fund will be managed after the Reorganization occurs, except that the Acquiring Fund will be managed as an ETF. As required by the 1940 Act, both BG Funds and the ETF Trust, on behalf of its series, have adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, purchasing commodities and purchasing securities consistent with the maintenance of the status of a “diversified” investment company. The differences between the Target Fund’s and the Acquiring Fund’s fundamental investment policies and non-fundamental policies are set forth in a redline included in Exhibit B. If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Acquiring Fund. Fundamental investment policies may not be changed without shareholder approval. Non-fundamental policies may be changed without shareholder approval.

How do the principal investment risks of the Funds compare?

Many of the risks associated with an investment in the Target Fund and the Acquiring Fund are similar, except that, as a shareholder of the Acquiring Fund, you would also be subject to risks related to the Acquiring Fund’s ETF structure. There are other important differences between the principal risks of the Target Fund and the Acquiring Fund identified in the chart below. In addition, while there are certain differences between the Acquiring Fund’s and the Target Fund’s risk disclosure, the Manager does not expect the differences in the disclosure or description of such risks to result in or reflect any material differences in how the Acquiring Fund will be managed relative to how the Target Fund is currently managed. For example, the Target Fund and the Acquiring Fund may use different terminology to describe the risks applicable to such Fund’s principal investment strategies and the differences may reflect a clarification of the risks associated with an investment in the Acquiring Fund.

The following chart identifies the principal risks associated with each Fund. Each of the principal risks of the Acquiring Fund appears in Exhibit A.

Principal Risks	Target Fund	Acquiring Fund
Investment Style Risk	X	X
Growth Stock Risk	X	X
Long-Term Investment Strategy Risk	X	X
Geographic Focus Risk	X	X
Non-Diversification Risk	X	X
Conflicts of Interest Risk	X	X
Developed Markets Risk	X	X
Equity Securities Risk	X	X
ESG Risk	X	X
ETF Structure Risk		X
Focused Investment Risk	X	X
Government and Regulatory Risk	X	X
Information Technology Risk	X	X
IPO Risk	X	X
Large-Capitalization Securities Risk	X	X
Liquidity Risk	X	X
Market Disruption and Geopolitical Risk	X	X
Market Risk	X	X
New and Smaller-Sized ETF Risk		X
New and Smaller-Sized Fund Risk	X
Periodic Rebalancing Risk		X
Risk Model Risk		X
Service Provider Risk	X	X
Small- and Medium-Capitalization Securities Risk	X	X
Valuation Risk	X	X

Who manages the Funds?

The Target Fund is a series of BG Funds. The Acquiring Fund is a series of the ETF Trust. BG Funds and the ETF Trust are each governed by a Board of Trustees, which is responsible for overseeing all business activities of the applicable Funds. The Target Fund Board and the Acquiring Fund Board are comprised of the same individuals, except the Acquiring Fund Board includes an additional individual who also serves as a trustee advisor to the Target Fund Board.

Investment Adviser of the Funds.  The Target Funds’ and the Acquiring Funds’ investment adviser is the Manager. The Manager’s principal place of business is Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. The Manager also has an office in New York City, New York, USA. The Manager is a wholly owned subsidiary of Baillie Gifford & Co, which is controlled by its working partners. The Manager, its parent, Baillie Gifford & Co, and their affiliates are referred to as “Baillie Gifford.”

The Manager is a registered investment adviser which, together with its affiliates, advises other mutual funds and a variety of private accounts, including accounts managed on behalf of corporate and public pension plan sponsors, endowments, foundations, sovereign wealth funds, and family office clients. The Manager was organized in 1983 and had approximate assets under management of $163 billion as of March 31, 2025.

Portfolio Management. The same individuals responsible for the day-to-day portfolio management of the Target Fund will be responsible for the day-to-day portfolio management of the Acquiring Fund.

Dave Bujnowski, Kirsty Gibson, Lillian Li, Gary Robinson and Tom Slater are jointly and primarily responsible for the day-to-day management of each of the Target Fund and the Acquiring Fund. Mr. Bujnowski has been a member of the Target Fund’s portfolio management team since 2020. Ms. Gibson has been a member of the Target Fund’s portfolio management team since 2016. Ms. Li has been a member of the Target Fund’s portfolio management team since 2025. Mr. Robinson has been a member of the Target Fund’s portfolio management team since 2016. Mr. Slater has been a member of the Target Fund’s portfolio management team since 2016. Messrs. Bujnowski, Robinson, and Slater and Mses. Gibson and Li have been portfolio managers of the Acquiring Fund since the Acquiring Fund’s inception.

The Prospectus and Statement of Additional Information for the Target Fund dated April 30, 2025, as supplemented (the “Target Fund Prospectus” and “Target Fund SAI,” respectively) and the Statement of Additional Information for the Acquiring Fund dated February 2, 2026 (the “Acquiring Fund Prospectus” and “Acquiring Fund SAI,” respectively), provide additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio manager’s ownership of securities in the Funds. For information on how to obtain a copy of the Target Fund Prospectus, the Target Fund SAI, the Acquiring Fund Prospectus and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fee rates?

BG Funds, on behalf of the Target Fund, and the Manager have entered into an Investment Advisory Agreement, as amended, under the terms of which the Target Fund pays a monthly advisory fee to the Manager for investment advisory services that is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Target Fund’s average daily net assets:

Average Daily Net Assets of the Fund (billions)	Annual Advisory Fee Rate at Each Asset Level (percentage of the Fund’s average daily net assets)
$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%

The Manager is responsible for providing certain administrative services to Target Fund shareholders as well as coordinating, overseeing and supporting services provided to Target Fund shareholders by third parties, including financial intermediaries that hold accounts with the Target Funds, pursuant to the Administration and Supervisory Agreement. The Administration and Supervisory Agreement also relates to the Class K and Institutional Class shares of other series of BG Funds.

Under the Administration and Supervisory Agreement, the Target Fund pays to the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of the Target Fund’s average net assets. For the fiscal year ended December 31, 2025, the Target Fund paid Administration and Supervisory Fees equal to 0.17% of the Target Fund’s average daily net assets.

The ETF Trust, on behalf of the Acquiring Fund, and the Manager have entered into the Management Agreement, under which the Acquiring Fund pays the Manager a management fee quarterly for advisory services and for shareholder servicing, administrative and other services. Pursuant to the Management Agreement, the Manager will select and review the Acquiring Fund’s investments and provide executive and other personnel for the management of the Acquiring Fund. The Manager believes that the Reorganizations will not result in any reduction in the level of services or resources that the Manager has historically provided to each Target Fund. The Acquiring Fund pays for these services under the Unitary Management Fee. The Unitary Management Fee paid by the Acquiring Fund under the Management Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Acquiring Fund’s average daily net assets. The Acquiring Fund (and not the Manager) will be responsible for certain other fees and expenses that are not covered by the Unitary Management Fee under the Management Agreement. The Manager may voluntarily reimburse any Unitary Management Fee of the Acquiring Fund but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time.

Fund	Annual Unitary Management Fee Rate (percentage of each Fund’s average daily net assets)
Baillie Gifford U.S. Equity Growth ETF	0.65%

Under the Unitary Management Fee, the Manager bears all ordinary operating expenses of the Acquiring Fund, except for those listed below. In addition to bearing the Unitary Management Fee, the Acquiring Fund (and not the Manager) bears the following expenses: (i) expenses incurred in connection with the distribution plan adopted by the ETF Trust pursuant to Rule 12b-1 under the 1940 Act, (ii) investment-related expenses of any kind, including all fees and expenses incurred with respect to the acquisition, holding, and/or disposition of portfolio securities, and any expenses incurred with respect to the reorganization, restructuring or workout-related expenses related to any investment, and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs, and any other kind of transaction expenses and costs associated with tax reclaims or similar actions, including any fees paid on a contingent basis); (iii) borrowing and other investment-related costs and fees, including interest, commitment and other fees and costs; (iv) acquired fund fees and expenses; (v) taxes (including, but not limited to, income, excise, transfer and withholding taxes, including any accrued deferred tax liability) and governmental fees; (vi) litigation expenses of any kind (including fees and expenses of counsel retained by or on behalf of the ETF Trust or the Acquiring Fund, judgments, amounts paid in settlement, fines, penalties, fees of expert witnesses, document production fees, and all other liabilities, costs or expenses) and any fees, costs or expenses payable by the ETF Trust or the Acquiring Fund pursuant to indemnification or advancement obligations to which the ETF Trust or the Acquiring Fund may be subject (pursuant to contract or otherwise); (vii) custody or other expenses attributable to negative interest rates on investments or cash; (viii) short dividend expense; (ix) salaries and other compensation or expenses, including travel expenses, of any of the ETF Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Manager or its subsidiaries or affiliates; (x) organizational expenses and both initial and ongoing SEC registration fees of the ETF Trust and the Acquiring Fund; (xi) costs related to any meetings of shareholders, including any costs associated with the preparation, printing, filing and transmission of proxy or information statements and proxy solicitation; (xii) fees or expenses payable or other costs incurred in connection with the Acquiring Fund’s securities lending program, if any, including any securities lending agent fees, as governed by a separate securities lending agreement; (xiii) any other expenses which are capitalized in accordance with generally accepted accounting principles; (xiv) other nonrecurring or extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the ETF Trust); and (xv) such other expenses as approved by a majority of the Board.

For the fiscal year ended December 31, 2025, after waivers and expense reimbursements, no fees were required to be paid by the Target Fund to the Manager for the Manager’s investment advisory services provided.  Because the Acquiring Fund has not yet commenced operations, no Unitary Management Fees have been paid to the Manager by the Acquiring Fund.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

Shareholders of each Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. The table below shows the Annual Fund Operating Expenses of the Target Fund as of December 31, 2025, and the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of December 31, 2025 as if the Reorganization had taken place on December 31, 2025. The fee tables do not reflect the costs associated with the Reorganization that will be borne by the Fund, if any. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

As shown below, the Reorganization is expected to result in equal or lower total annual operating expenses for shareholders of the Target Fund (calculated as of December 31, 2025).

Target Fund shareholders will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

Target Fund

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses	1.00%	1.10%
Total Annual Fund Operating Expenses	1.50%	1.60%(b)
Fee Waiver and/or Expense Reimbursement(c)	(0.85)%	(0.85)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.65%	0.75%

(a)	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.
(b)	Total Annual Fund Operating Expenses for the year ended December 31, 2025 do not match the financial statements due to rounding.
(c)	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2027 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to sub-accounting expenses of 0.10%.

Acquiring Fund (pro forma)

Management Fee	0.65%
Other Expenses(a)	None
Total Annual Fund Operating Expenses	0.65%
(a)	Estimated for the current fiscal year.

Example

The example below is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund, both before and after the Reorganization. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	1 Year	3 Years	5 Years	10 Years
Baillie Gifford U.S. Equity Growth Fund – Institutional Class	$77	$422	$791	$1,828
Baillie Gifford U.S. Equity Growth Fund – Class K	$66	$391	$738	$1,718
Pro Forma – Baillie Gifford U.S. Equity Growth ETF (assuming the Reorganization is completed)	$66	$208	$362	$810

How do the performance records of the Funds compare?

The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire substantially all of the assets and assume the liabilities of the Target Fund and continue the business of the Target Fund, except that the Acquiring Fund will operate as an ETF instead of a mutual fund. The Acquiring Fund will have no performance history prior to the Reorganization.

Subject to shareholder approval of the Reorganization, the Target Fund will be the “accounting survivor” after the Reorganization. This means that the Acquiring Fund will adopt the historical accounting records and performance of Institutional Class shares of the Target Fund. The Target Fund’s past performance is not necessarily an indication of how the Acquiring Fund will perform in the future. For tax purposes, each Acquiring Fund will also succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the Target Fund’s Institutional Class shares’ performance from year-to-year and by showing how the Target Fund’s average annual returns for the past one- and five-year periods and since inception compare with those of a broad-based securities market index. The Acquiring Fund will use the S&P 500 Index as its primary benchmark and the Russell 1000 Growth Index as its secondary benchmark, which are the same benchmarks that the Target Fund uses.

The performance of the other classes, which is shown in the table below, will differ because the classes are subject to different expenses. The Target Fund’s past performance, before and after taxes, is not necessarily an indication of how the Target Fund or the Acquiring Fund will perform in the future.

Annual Total Returns – Institutional Class Shares(1)(2)

Highest Quarterly Return: 55.77% (Q2, 2020)

Lowest Quarterly Return: -38.41% (Q2, 2022)

(1)	The inception date for Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For the period from January 1, 2017 to May 1, 2017, the performance shown is for Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
(2)	Excluding reimbursement received from the Manager, total return for 2019 was 29.72%.

In the table below, after-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.

Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Fund Inception (12/05/2016)
Institutional Class Returns Before Taxes(1)(2)	30.44%	12.76%	16.58%
Institutional Class Returns After Taxes on Distributions(1)(2)	30.44%	11.58%	15.69%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares(1)(2)	18.02%	10.14%	13.81%
Class K Returns Before Taxes(3)	30.59%	12.86%	16.66%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
S&P 500 Index(4)	25.02%	14.51%	14.89%
Russell 1000 Growth Index(5)	33.36%	18.94%	19.53%
(1)	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
(2)	If reimbursement received from the Manager in 2019 were excluded, the total return would be lower.
(3)	The inception date for Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For periods prior to May 1, 2017, the performance shown is based on the performance for Class 1 shares.
(4)	The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
(5)	The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell®” is a trademark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.

The Target Fund’s past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at http://USmutualfund.bailliegifford.com or by calling the Funds at 1-844-394-6127.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund. The portfolio turnover rate of each Acquiring Fund is not expected to be materially different from the portfolio turnover rate of the corresponding Target Fund.

During the fiscal year ended December 31, 2024, the Target Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Where can I find more financial and performance information about the Target Fund?

Attached as Exhibit C below are the financial highlights tables of the Target Fund. Additional information is available in the Target Fund’s Prospectus, Statement of Additional Information, and the most recent annual and semi-annual shareholder reports, as applicable. Because the Acquiring Fund has not yet commenced operations, shareholder reports for the Acquiring Fund are not available.

The Target Fund’s Prospectus is incorporated herein by reference and is legally deemed to be part of this combined Prospectus/Proxy Statement. The Target Fund’s Statement of Additional Information is also incorporated herein by reference.

The Acquiring Fund’s Statement of Additional Information is provided in Part B to this Prospectus/Proxy Statement and is legally deemed to be part of this combined Prospectus/Proxy Statement.

Each of these documents has been filed with the SEC and is available, free of charge, by (i) calling toll-free at 1-844-394-6127, (ii) accessing the documents at the Funds’ website at http://USmutualfund.bailliegifford.com, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

COMPARISON OF OTHER KEY FEATURES OF THE FUNDS

What are the purchase and sale procedures of the Target Funds and Acquiring Funds?

Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund (each, a “Target Fund” and, together, the “Target Funds”) and Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF and Baillie Gifford U.S. Equity Growth ETF (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) have different procedures for purchasing, exchanging, and redeeming shares, which are summarized below.

Target Funds

Shares of each Target Fund are sold without a sales charge. Your price for a Target Fund’s shares is the Target Fund’s NAV which is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier) every day the NYSE is open. For more information, see the “Shares—How Shares are Priced” section of each Target Fund’s Prospectus. Initial and subsequent investments in certain classes of Target Fund shares are subject to investment minimums, as set forth in the “Shares—Restrictions on Buying or Exchanging Shares” section of each Target Fund’s Prospectus(es).

Shares of the Target Funds will be sold at the next NAV calculated after an order is accepted by the Target Fund’s transfer agent or a dealer, broker or other service provider. Subject to certain restrictions described in each Target Fund’s Prospectus, Target Fund shareholders may exchange from shares of one Target Fund into the same Class of another Target Fund or fund offered in a different prospectus, provided that the investment meets the minimum initial investment and any other requirements of the same Class of the other fund and that the shares of the same Class of the other fund are eligible for sale in the shareholder’s state of residence. Further information about conversion of shares between classes of the same Target Fund may be found in the Target Fund’s Statement of Additional Information. The Target Funds have adopted a frequent trading policy discouraging frequent, short-term trading, abusive trading practices and market timing by shareholders of the Target Funds. For more information on these policies, see the “How to Sell Shares” section of each Target Fund’s Prospectus.

Acquiring Funds

Shares of each Acquiring Fund are also sold without a sales charge.  Because the Acquiring Funds are ETFs, however, they issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”). Only authorized participants (“Authorized Participants”) may engage in purchase or redemption transactions directly with the Acquiring Fund. The NAV of Acquiring Fund Shares, similar to the NAV of Target Fund shares, is determined at the close of regular trading on the Nasdaq Stock Market LLC (the “Exchange”) (normally 4:00 p.m. Eastern Time) on each day the Exchange is open. Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares of an Acquiring Fund may only be bought and sold in the secondary market at their market price through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of an Acquiring Fund (bid) and the lowest price a seller is willing to accept for shares of an Acquiring Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Shares of Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF and Baillie Gifford U.S. Equity Growth ETF are listed for trading on the Exchange. Acquiring Fund Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares at their market price, and shares typically trade in blocks smaller than a Creation Unit. There is no minimum investment required. Acquiring Fund Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. In light of their operation as ETFs, none of the Acquiring Funds have adopted policies regarding frequent, short-term trading and market timing by shareholders of the Acquiring Funds.

When buying or selling Acquiring Fund Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the ask price in the secondary market on each leg of a round trip (purchase and sale) transaction. Authorized Participants may acquire Acquiring Fund Shares directly from an Acquiring Fund, and Authorized Participants may tender their Acquiring Fund Shares for redemption directly to an Acquiring Fund, at NAV per share only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with an Acquiring Fund must follow an Acquiring Fund’s procedures, which are described in each Acquiring Fund’s Statement of Additional Information. The Acquiring Funds do not have exchange privileges. Additional information and specific instructions explaining how to buy shares of each Acquiring Fund are outlined in each Acquiring Fund’s Prospectus under the heading “Shares—How to Buy and Sell Shares.”

What are the distribution arrangements for the Target Funds and Acquiring Funds?

Target Funds

Shares of the Target Funds are sold on a continuous basis by Baillie Gifford Funds Services LLC (“BGFS”), the Funds’ principal underwriter.

You will not be charged any sales charges, commissions, or transactions fees in the Reorganizations.

Class 2, Class 3, Class 4 and Class 5 (Baillie Gifford Long Term Global Growth Fund only)

You may purchase or exchange shares of Baillie Gifford Long Term Global Growth Fund by submitting a request directly to the Manager. You may redeem Baillie Gifford Long Term Global Growth Fund’s shares on any day the New York Stock Exchange (“NYSE”) is open for trading by sending a written request in the form prescribed by the Manager by email to BG Funds at bgnavtrading@bailliegifford.com. The initial investment minimums for Baillie Gifford Long Term Global Growth Fund shares are $25 million for Class 2, $100 million for Class 3, $200 million for Class 4, and $500 million for Class 5. Eligibility for Class 2, Class 3, Class 4 and Class 5 shares shall be determined with reference to the market value of assets managed by the Manager and its affiliates for the shareholder, whether in the Baillie Gifford Long Term Global Growth Fund, another pooled vehicle or otherwise. There are no subsequent investment minimums.

Class K and Institutional Class

You may purchase Institutional Class or Class K shares of a Target Fund through a financial intermediary and for Class K, you may also email a purchase request to the Bank of New York Mellon (the “Transfer Agent”) at bgusinsttrades@bny.com. The initial and subsequent investment minimums for Target Fund shares is $10 million for Class K and none for Institutional Class. There are no subsequent investment minimums imposed by the Target Fund. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums. You may redeem your Class K and Institutional Class Shares either through your broker or financial intermediary, or by emailing a redemption request to the Transfer Agent at bgusinsttrades@bny.com.

Payments to Broker-Dealers and Other Financial Intermediaries

For Class K and Institutional Class, if you purchase Target Fund shares through a broker-dealer or other financial intermediary, the Target Fund and its related companies may pay the intermediary for services the intermediary provides to Target Fund shareholders. These payments are not primarily intended to result in the sale of Target Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Target Fund over another investment. In addition to the fees and expenses described in the “What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?” section above for each Reorganization, your broker-dealer or financial intermediary may charge commissions or other fees on purchases and sales of the Class K or Institutional Class shares of the Fund. Ask your salesperson or visit your financial intermediary’s web site for more information.

Acquiring Funds

BGFS or its agent distributes Creation Units for the Acquiring Funds on an agency basis. BGFS does not maintain a secondary market in shares of the Acquiring Funds.

The ETF Trust has entered into a Distribution Agreement with BGFS (“Acquiring Fund Distribution Agreement”), under which BGFS, as agent, reviews and approves orders by authorized participants to create and redeem Acquiring Fund shares in Creation Units. BGFS is a broker-dealer registered under the Exchange Act and a member of FINRA. The ETF Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “ETF Distribution Plan”). However, no distribution payments under Rule 12b-1 have been authorized by the Acquiring Fund Board as of the date of this combined Prospectus/Proxy Statement, and no distribution fees under Rule 12b-1 are currently payable under the Distribution Plan. If the Acquiring Fund Board authorizes distribution payments pursuant to Rule 12b-1 in the future, the Manager or another service provider might collect distribution fees under Rule 12b-1, but only after appropriate authorization by the Acquiring Fund Board and after the Acquiring Funds’ prospectus has been updated to reflect such additional fees. Should distribution payments under Rule 12b-1 be collected, these fees would be paid out of the applicable Acquiring Fund’s assets on an ongoing basis, and over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges.

BGFS may also enter into agreements with securities dealers (“Dealers”) who will assist in the distribution of Acquiring Fund Shares. BGFS will only enter into agreements with firms wishing to purchase Creation Units if the firm qualifies as an Authorized Participant or Depositary Trust Company participant.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Acquiring Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Acquiring Fund and its related companies may pay the intermediary for services the intermediary provides to Acquiring Fund shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Acquiring Fund over another investment. In addition to the fees and expenses described in the “What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?” section above for each Reorganization, your broker-dealer or financial intermediary may charge commissions or other fees on purchases and sales of shares of the Acquiring Fund. Ask your salesperson or visit your financial intermediary’s web site for more information.

What are other key features of the Funds?

Other Service Providers

Target Funds. The Bank of New York Mellon (“BNY”), 240 Greenwich Street, New York, New York 10286, or an affiliate of BNY, serves as transfer agent, administrator, custodian and fund accounting agent for BG Funds. Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm of BG Funds.

Acquiring Funds. BNY also serves as the ETF Trust’s transfer agent, administrator, custodian and fund accounting agent. Cohen & Company, Ltd., located at 342 N. Water St., Suite 830, Milwaukee, WI 53202, also serves as the ETF Trust’s independent registered public accounting firm.

Fiscal Years

The fiscal/tax year end of the Target Funds is December 31.  The fiscal/tax year end for the Acquiring Funds will be the same as the Target Funds.

Dividends and Distributions

Target Funds. The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Target Fund class. Dividends and distributions are paid separately for each class of Target Fund shares. Dividends from the net investment income of each Target Fund will be declared and paid annually. The Target Funds will distribute any net realized long- or short-term capital gains at least annually. Such distributions will be taxable to shareholders who hold their shares in a taxable account.

Acquiring Funds. Ordinarily, dividends from net investment income, if any, are declared and paid at least annually. The Acquiring Funds generally distribute net realized capital gains, if any, to shareholders annually. The Acquiring Funds may also pay a special distribution at the end of a calendar year to comply with U.S. federal tax requirements. Such distributions will be taxable to shareholders who hold their shares in a taxable account.

Tax

The Target Funds and Acquiring Funds intend to maintain the required level of diversification and otherwise conduct their operations so as to qualify as regulated investment companies for purposes of the Code. The Acquiring Funds, as ETFs, may present certain tax efficiencies for investors as compared to the Target Funds, as mutual funds.  ETFs typically redeem their shares with in-kind distributions of assets, and they typically do not recognize capital gain on the in-kind redemption of their shares.  The Acquiring Funds will typically create and redeem Creation Units on an in-kind basis, thereby minimizing each Acquiring Fund’s recognition of gain with respect to any appreciated securities it redeems in kind.  In contrast, when portfolio securities are sold within a Target Fund, the sale can cause the recognition of capital gains within such Target Fund that generally would cause a taxable distribution to all of its shareholders—even if the shareholders may have an unrealized loss on their overall investment in the Target Fund.  A sale, exchange, or redemption (in the case of a Target Fund) of shares of a Target Fund or Acquiring Fund will generally be a taxable event for shareholders who hold their shares in a taxable account. For more information about the tax implications of investments in the Funds, see each Target Fund Prospectus under the heading “Distributions and Taxes,” and each Acquiring Fund’s Statement of Additional Information under the heading “Distributions and Taxes.”

BACKGROUND AND BOARD’S CONSIDERATIONS RELATING TO THE REORGANIZATIONS

On December 9, 2025, the Target Fund Board and the Acquiring Fund Board (collectively, the “Board”)1 approved the Reorganizations on behalf the Target Funds and the Acquiring Funds (collectively, the “Funds”), respectively. For the reasons discussed below, with respect to each Reorganization, the Board, including the Trustees who are not “interested persons,” as defined in the 1940 Act, of the Funds (the “Independent Trustees”), determined that participation by each Fund in the applicable Reorganization is in the best interests of each Fund and that the interests of existing shareholders of each Fund, if any, would not be diluted as a result of the applicable Reorganization.

The Board considered the Reorganizations over the course of meetings held on June 16 & 18-19, 2025 (Target Fund Board only),2 October 1-2, 2025 and December 8-9, 2025. At those meetings, the Manager, the investment adviser to the Funds, and legal counsel to the Funds provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, and also responded to questions raised by the Board in connection with the meetings. In connection with the Board’s review, the Independent Trustees requested and reviewed written information from the Manager, met with representatives of the Manager, and met in private sessions with independent legal counsel to the Independent Trustees without the Manager present, and reviewed with legal counsel to the Funds and independent legal counsel applicable law and their duties in considering the Reorganizations.

1 The Target Fund Board and the Acquiring Fund Board are comprised of the same individuals, except the Acquiring Fund Board includes an additional individual who also serves as a trustee advisor to the Target Fund Board.

2 The Acquiring Fund Board held its organizational meeting on October 1-2, 2025.

The Board considered that the Manager recommended each Reorganization because of operational and tax advantages that each Acquiring Fund, as an ETF, would provide compared to each Target Fund, an open-end mutual fund, as well as other factors, including:

●	the total (net) expense ratio of each Acquiring Fund would be equal to the total (net) expense ratio (giving effect to the current expense limitation) of Class K shares of the corresponding Target Fund (in each case, calculated as of the year ended December 31, 2024);

●	expected lower portfolio transaction costs and greater tax efficiency;

●	the anticipated tax-free nature of each Reorganization transaction;

●	the compatibility of the investment objective and strategies of each Target Fund and the corresponding Acquiring Fund;

●	the continuity of the Manager’s management, including portfolio management teams; and

●	the ability of each Acquiring Fund to retain the performance track record of the corresponding Target Fund.

The Board also considered that the Manager’s recommendation was based on the Manager’s view that it would be better able to grow the Acquiring Funds if the Reorganizations take place, and that the reasons for the Manager’s view include ongoing trends of net inflows for actively managed ETFs, expected demand for the Manager advised actively managed ETFs, ongoing trends of net outflows from actively managed mutual funds, and the Target Funds’ respective asset sizes and recent flows.

Additional factors the Board considered in connection with each Reorganization, based on the information provided, included, among others:

●	the ability of Target Fund shareholders to redeem or exchange their shares of the Target Funds prior to the Reorganizations;

●	that the Manager and/or its affiliates will bear the direct expenses incurred in connection with the Reorganizations, as well as trading costs generated by portfolio trading activity prior to the Reorganizations related to non-transferrable securities that would otherwise be borne by the applicable Target Funds;

●	that the Manager would offer certain eligible Target Fund shareholders of Baillie Gifford Long Term Global Growth Fund the ability to transition their Target Fund investment to a privately placed mutual fund with substantially the same investment objective, process, strategies and policies and to a share class with the same or a lower total (net) expense ratio (i.e., the BGIT Transition);

●	the need for Target Fund shareholders to have a brokerage account to receive and hold Acquiring Fund Shares;

●	that there may be circumstances where a Target Fund shareholder may not be able to hold Acquiring Fund Shares and would instead receive cash in exchange for Target Fund shares in the Reorganizations; and

●	that the Acquiring Funds will not issue any fractional shares.

The Board received from the Manager and legal counsel to the Funds written materials containing relevant information about each Acquiring Fund and each proposed Reorganization. The Board reviewed detailed information provided to the Board regarding, among other matters: the investment objective, processes, strategies and policies of each Acquiring Fund and the compatibility of each Target Fund and corresponding Acquiring Fund in this regard; the portfolio management teams and service providers of the Funds; the current total (net) expense ratios of each Target Fund and the anticipated post-Reorganization total (net) expense ratio of each Acquiring Fund; that, pursuant to the Plan, the Manager and/or its affiliates will bear all direct expenses incurred in connection with the Reorganizations; potential cost and federal income tax implications to existing shareholders of the Funds; operational considerations in conjunction with effecting each Reorganization, including the redemption of fractional shares of the Target Funds prior to the Reorganizations and the need for a brokerage account to receive and hold Acquiring Fund Shares; and the general characteristics of the Funds.

In reaching the decision to approve each Reorganization, the Board considered, among other things, the following factors, based on the information provided by the Manager and legal counsel to the Funds:

Fees and Expenses. The Board considered that following each Reorganization, it is expected that the total (net) expense ratio of each Acquiring Fund will be equal to or less than the total (net) expense ratio for each share class offered by the corresponding Target Fund, except that it is expected that the total (net) expense ratio of Baillie Gifford Long Term Global Growth ETF will be higher than the total (net) expense ratio of Class 3 of Baillie Gifford Long Term Global Growth Fund (in each case, calculated as of December 31, 2024). The Board noted that there were no current shareholders of Class 4 or Class 5 of Baillie Gifford Long Term Global Growth Fund. Because each Acquiring Fund will pay a unitary management fee and, subject to certain exclusions, the Manager will be responsible for each Acquiring Fund’s ordinary operating expenses, the Board determined that expense ratios were the relevant comparative data point.

Compatibility of Investment Objectives and Strategies. The Board considered that each Target Fund and its corresponding Acquiring Fund have the same investment objective and substantially similar investment strategies. The Board considered that the Target Funds and Acquiring Funds are managed by the Manager and noted the Manager’s belief that it would be able to manage the substantially similar investment strategies equally effectively in the corresponding Acquiring Fund’s ETF structure.

Continuity of Management. The Board noted that the Manager is the investment adviser to each of the Target Funds and will serve as the investment adviser to each of the Acquiring Funds. The Board considered that the Manager does not anticipate that the Reorganization will result in any decline in the level of services or resources that historically have been provided to each Target Fund. With the exception of Baillie Gifford International Concentrated Growth Equities Fund, each Target Fund’s current portfolio management team is expected to manage the corresponding Acquiring Fund following the closing of the Reorganizations. For Baillie Gifford International Concentrated Growth Equities Fund, the current portfolio management team is expected to manage the corresponding Acquiring Fund following the closing of the Reorganization, except that Spencer Adair will retire as a portfolio manager of the Fund on March 31, 2026 and Kirsty Gibson will become a portfolio manager of the Fund on April 1, 2026.

Similar Risks. The Board considered that many of the risks associated with owning shares of each Acquiring Fund are similar to the risks associated with owning shares of the corresponding Target Fund. The Board noted, however, that there are certain differences in these risks, including the risks associated with each Acquiring Fund’s ETF structure.

Benefits to the Manager. The Board considered that the Manager’s recommendation was based on the Manager’s view that it would be better able to grow the Acquiring Funds if the Reorganizations take place, and that the reasons for the Manager’s view include ongoing trends of net inflows for actively managed ETFs, expected demand for the Manager advised actively managed ETFs, ongoing trends of net outflows from actively managed mutual funds, and the Target Funds’ respective asset sizes and recent flows. The Board noted that the growth of assets in the Acquiring Funds would result in additional asset-based management fees to the Manager. The Board also considered that, under the unitary management fee structure, any reduction in expenses associated with the management and operations of the Acquiring Funds would benefit the Manager, but also noted that the unitary management fee would provide a level of certainty in expenses for Acquiring Fund shareholders. Additionally, the Board considered the Manager’s evaluation of alternatives to the Reorganizations in seeking to offer the Target Fund investment strategies or similar investment strategies in ETFs, and the benefits to the Manager of transferring existing Target Fund assets to ETFs through the Reorganizations.

Costs of the Reorganizations. The Board considered that, pursuant to the Plan, the Manager and/or its affiliates will bear all direct expenses incurred in connection with the Reorganizations, and that such costs include: legal, audit-related, accounting and tax services; certain taxes incurred by the Funds (as described below); brokerage and other transaction costs; and costs directly associated with preparing, filing, printing, and distributing to Target Fund shareholders all materials relating to the Prospectus/Proxy Statement.

The Board considered that, prior to the completion of the Reorganizations, certain portions of the portfolios of Baillie Gifford International Concentrated Growth Equities Fund and Baillie Gifford Long Term Global Growth Fund are expected to be sold due to non-transferable assets, and noted the Manager’s estimates of the percentage of the portfolios to be sold and the realized capital gains that were expected to result from these sales. The Board noted that these realized capital gains may be distributed either to remaining Target Fund shareholders before the Reorganizations or to shareholders of the corresponding Acquiring Fund after the Reorganizations and would be taxable to shareholders that hold their shares in a taxable account. The Board also considered that portfolio trading activity in connection with Target Fund selling and Acquiring Fund purchasing of non-transferable assets would result in brokerage and other transaction costs, including trading taxes incurred by the Funds, which would be covered by the Manager and/or its affiliates pursuant to the Plan.

The Board noted that additional realized capital gains may result from portfolio trading activity undertaken to meet redemptions prior to the Reorganizations. The Board noted that these realized capital gains may be distributed either to remaining Target Fund shareholders before the Reorganizations or to shareholders of the corresponding Acquiring Fund after the Reorganizations and would be taxable to shareholders that hold their shares in a taxable account. The Board considered that the Manager and/or its affiliates would not bear the costs of any portfolio trading activity undertaken to meet shareholder redemptions in advance of the Reorganizations and were not able to provide estimates with respect to such amounts.

The Board also considered that, with respect to each Target Fund, the Manager had contractually agreed to waive its fees and/or bear other expenses of each share class to limit ordinary operating expenses to certain levels through the closing date of the applicable Reorganization.

ETFs Offer Certain Structural Advantages. The Board considered that the ETF structure offers potential benefits to the applicable Funds and shareholders including: through the use of in-kind transactions in connection with creations and redemptions of Acquiring Fund Shares, which may contribute to lower portfolio transaction costs and greater tax efficiency; less cash drag on performance because each Acquiring Fund is not required to buy back or redeem shares directly from shareholders in cash and, as a result, portfolio managers generally do not have to maintain cash in order to provide liquidity for redemptions; and more flexible trading of ETF shares because investors have the ability to buy or sell ETF shares throughout the trading day at current market prices. The Board also considered potential drawbacks associated with the ETF structure; for example, Baillie Gifford International Concentrated Growth Equities Fund and Baillie Gifford Long Term Global Growth Fund may need to gain exposure to certain issuers through alternative instruments—such as holding depositary receipts (such as American Depositary Receipts) instead of shares directly—or otherwise adjust their portfolios such that portfolio composition remains compatible with ETF operations.

ETF Tax Efficiency. The Board considered that the ETF structure offers potential tax efficiencies for investors compared to the open-end mutual fund structure. The Board noted that, unlike open-end mutual funds, ETFs typically acquire securities from and deliver securities to Authorized Participants in the creation and redemption process on an in-kind basis, including for the purpose of making adjustments to the ETF’s portfolio, and thereby avoid the realization of taxable capital gains within the ETF in such transactions. Accordingly, the Board noted, investors in an ETF often are only subject to capital gains taxes on their investment in the ETF when they sell their ETF shares.

Ability to Redeem or Exchange Shares of the Target Fund Prior to the Reorganization. The Board considered that, prior to the Reorganizations, Target Fund shareholders who do not wish to invest in an Acquiring Fund may redeem or exchange their Target Fund shares without incurring a redemption fee, front-end sales charge or contingent deferred sales charge, since the Target Funds do not impose any such fees or charges. The Board also considered that the Manager would offer certain eligible Target Fund shareholders of Baillie Gifford Long Term Global Growth Fund the ability to transition their Target Fund investment to a privately placed mutual fund with substantially the same investment objective, process, strategies and policies and to a share class with the same or a lower total (net) expense ratio (i.e., the BGIT Transition).

Tax-Free Nature. The Board considered that each Reorganization is anticipated to be treated as a tax-free reorganization for federal income tax purposes and that each Fund will obtain an opinion of counsel substantially to this effect (based on certain factual representations and certain customary assumptions).

Transparency. The Board considered that, while actively-managed mutual funds (such as the Target Funds) generally provide only periodic disclosure of their complete portfolio holdings, transparent actively-managed ETFs (such as the Acquiring Funds) operate with full, daily transparency of their portfolio holdings. The Board considered that, because the Acquiring Funds will disclose their full holdings every business day, the Acquiring Funds’ portfolios will be rebalanced by the Manager less often than other accounts managed by the Manager in similar strategies, and their trades may be grouped together after several trades for other accounts. The Board noted that less frequent rebalancing may be detrimental to an Acquiring Fund if it misses opportunities to sell investments before their value falls or to buy investments before their value rises.

Ability to Retain Performance Track Record. The Board considered that each Acquiring Fund will be able to maintain the corresponding Target Fund’s performance track record, which is expected to assist in marketing and distribution efforts. The Board noted that, following the Reorganizations, each Target Fund would be the accounting survivor and each Acquiring Fund would assume the historical performance of the corresponding Target Fund.

Additional factors the Board considered in connection with the Reorganizations, based on the information provided by the Manager and legal counsel to the Funds, included, among others, the following:

Target Fund Shareholders’ Need for a Brokerage Account that May Receive and Hold ETF Shares. The Board considered that Target Fund shareholders must have a brokerage account that is permitted to receive and hold ETF shares by a certain date in order to receive Acquiring Fund Shares in the Reorganizations. The Board noted the planned communications and other efforts to facilitate the establishment of appropriate brokerage accounts for such shareholders. The Board considered that Target Fund shareholders who do not have a brokerage account that is permitted to receive and hold ETF shares by such date will not receive shares of the applicable Acquiring Fund in the Reorganizations, will have their Target Fund position liquidated and will receive a cash distribution equal in value to the net asset value of their Target Fund shares, less any fees and expenses their intermediary may charge, and that such distribution will be taxable to shareholders who hold their shares in a taxable account.

There May Be Circumstances Where a Target Fund Shareholder Will Not Be Able to Hold ETF Shares. The Board considered that omnibus retirement plan recordkeepers may not be able to include ETF shares on their platforms, and in such a case a retirement plan investor may be required by its retirement plan recordkeeper to redeem their Target Fund shares prior to the Reorganization.

No Fractional Shares of the Acquiring Funds. The Board noted that each Acquiring Fund will not issue fractional shares so fractional shares of the corresponding Target Fund held by a shareholder immediately prior to the Reorganization will be redeemed at net asset value. The Board further noted that the proceeds of this redemption will result in a cash payment to those shareholders who own fractional shares of a Target Fund, which will be taxable to shareholders who hold their shares in a taxable account.

Based upon all of the information provided and the discussions held in connection with the June 16 & 18-19, 2025 (Target Fund Board only), October 1-2, 2025 and December 8-9, 2025 meetings, including the information and considerations described above, the Board, including the Independent Trustees, determined that participation by each Fund in the applicable Reorganization is in the best interests of the Fund and that the interests of existing shareholders of the Fund, if any, would not be diluted as a result of the applicable Reorganization. The Board unanimously approved each Reorganization and related Plan at the December 8-9, 2025 meeting, and, on behalf of each Target Fund, the Target Fund Board unanimously recommended that shareholders of each Target Fund vote to approve the applicable Reorganization and related Plan. No single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors, including those discussed above. The Board did not allot a particular weight to any one factor or group of factors.

FOR THE REASONS DISCUSSED ABOVE, THE TARGET FUND BOARD,
ON BEHALF OF EACH TARGET FUND, UNANIMOUSLY RECOMMENDS
THAT YOU VOTE “FOR” THE REORGANIZATION OF YOUR TARGET FUND

INFORMATION ABOUT THE REORGANIZATIONS

This is only a summary of the Plan.  You should read the Plan for more complete information about the Reorganizations. The Plan has been filed as an exhibit to each Acquiring Fund’s Registration Statement on Form N-14 of which this Prospectus/Proxy Statement is a part.

How will the Reorganizations be carried out?

If the shareholders of the Target Funds approve the Plan, the Reorganizations will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of a Target Fund do not approve the Plan, the Reorganization of that Target Fund will not take place. Each such Target Fund will continue to operate as it currently does, and the Target Fund Board will consider such other actions, based on evaluations and recommendations from the Manager, as it deems necessary or appropriate.

If the Plan is approved by the Target Funds’ shareholders, each class of shares of the Target Funds will then be converted into Class K shares prior to the Reorganizations.  After such conversion, any fractional shares held by shareholders will be redeemed, and the Target Funds will distribute the redemption proceeds to those shareholders.  The redemption of shareholders’ fractional shares will be a taxable event for shareholders who hold such fractional shares in a taxable account and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption. Target Fund shareholders who do not hold their shares of a Target Fund through a brokerage account that can receive and hold shares of an ETF by May 18, 2026 will have their shares liquidated on or about May 19, 2026 and they will receive a cash distribution equal in value to the NAV of their Target Fund shares less any fees and expenses their intermediary may charge. Additionally, prior to the Reorganizations, Baillie Gifford International Concentrated Growth Equities Fund will effect a 1-for-3 reverse stock split, or a reverse stock split at such other ratio as the officers of BG Funds may determine, so that the value of each share of the Target Fund immediately prior to the Reorganizations will correspond to approximately the initial per-share NAV of Target Fund Shares of Baillie Gifford International Concentrated Growth ETF to be issued. The officers of BG Funds may also determine to carry out a reverse stock split for Baillie Gifford Long Term Global Growth Fund or Baillie Gifford U.S. Equity Growth Fund if the officers determine a reverse stock split is in the best interest of such Target Fund.

On the closing date, which is scheduled to occur on or about June 1, 2026 (the “Closing Date”), but which may occur on such other date as the officers of the Target Funds and the Acquiring Funds may mutually agree, the Target Funds will transfer all of their assets, free and clear of all liens, encumbrances, and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Funds’ assets), to the Acquiring Funds and the Acquiring Funds will assume all liabilities of the Target Funds.  In exchange, the Acquiring Funds will issue the Acquiring Fund Shares that have an aggregate NAV equal to the dollar value of the net assets delivered to the Acquiring Funds by BG Funds, on behalf of the Target Funds.  BG Funds, on behalf of the Target Funds, will distribute to shareholders the Acquiring Fund Shares it receives.  Each shareholder of a Target Fund will receive Acquiring Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the applicable Target Fund (less the amount of cash in lieu of fractional shares, if any, received immediately prior to the Reorganization).  Target Fund shareholders are encouraged to redeem their shares before the close of trading on the NYSE (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier), on May 27, 2026.  Any shares not redeemed before such time will be exchanged for Acquiring Fund Shares on the Closing Date; and, after such time, Target Fund shareholders wishing to sell their Acquiring Fund Shares must do so on an exchange using their brokerage account.  The Target Funds will then liquidate and dissolve.

The obligations under the Plan are subject to various conditions, including, but not limited to:

•          each Acquiring Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no investigation or proceeding for the issuance of such an order shall be pending or threatened on that date;

•          the shareholders of the relevant Target Fund shall have approved the Reorganization of such Target Fund; and

•          BG Funds, on behalf of the relevant Target Fund, and the ETF Trust, on behalf of each Acquiring Fund, shall have received a tax opinion described further below, that the Reorganization is a “reorganization” within the meaning of Section 368(a) of the Code and generally is not expected to result in the recognition of gain or loss for federal income tax purposes for any Target Fund, the Acquiring Funds or their shareholders.

BG Funds, on behalf of each Target Fund, and the ETF Trust, on behalf of each Acquiring Fund, may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of each Target Fund.

Who will pay the expenses of the Reorganizations?

The Manager and/or its affiliates will bear all ordinary direct expenses incurred in connection with the Reorganizations, including legal, audit-related, accounting and tax services; certain taxes incurred by the Target Funds or Acquiring Funds (as described above under “Who will pay the costs in connection with the Reorganizations?”); brokerage and other transaction costs; and any costs directly associated with preparing, filing, printing, and distributing to the Target Fund shareholders all materials relating to the Prospectus/Proxy Statement.

Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code or in failure of the Reorganizations to be treated as a reorganization described in Section 368(a)(1) of the Code. For additional discussion regarding the costs and expenses incurred in connection with the Reorganizations, see the section of this Prospectus/Proxy Statement titled “SUMMARY—Who will pay the costs in connection with the Reorganizations?”

What are the capitalizations of the Funds and what might the Acquiring Funds’ capitalization be after the Reorganizations?

The following table sets forth as of November 17, 2025, the capitalizations of the Funds.  The table also shows the pro forma capitalization of each Acquiring Fund as adjusted to give effect to the proposed Reorganization as of November 17, 2025 and assumes no shareholder redemptions between November 17, 2025 and the Closing Date (including no shareholder redemptions by Baillie Gifford Long Term Global Growth Fund in connection with the BGIT Transition) and that the Reorganization is approved for the corresponding Target Fund. Because significant shareholder redemptions are expected in connection with the BGIT Transition, the capitalization of Baillie Gifford Long Term Global Growth ETF following the Reorganization is likely to differ materially from the pro forma capitalization shown below. If a Reorganization is approved by a Target Fund’s shareholders, the shares of each class of such Target Fund will be converted into Class K shares prior to the Reorganization.  At the closing of the Reorganization, shareholders of each Target Fund will receive corresponding Acquiring Fund Shares (less the amount of cash in lieu of fractional shares, if any, received immediately prior to the Reorganization) based on the relative NAVs per share of the Funds on the Closing Date.

International Concentrated Growth Reorganization

	Net assets ($)	Total shares outstanding	Net asset value per share ($)*
Target Fund - Institutional Class I**	63,329,345	7,158,965.907	8.85
Target Fund - Class K**	39,750,982	4,422,607.411	8.99
Acquiring Fund***	N/A	N/A	N/A
Pro Forma Adjustment	0	(7,458,360.318)	N/A
Pro Forma – Acquiring Fund after Reorganization (estimated)	103,080,327	4,123,213	25
*	Per share amounts may not reconcile due to rounding of net assets and/or shares outstanding.
**	Holders of Class K shares of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not currently offer multiple share classes.
***	The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
****	Pro forma adjustments do not include any costs of the Reorganization that may be borne by the Target Fund. These costs are not expected to be material given that the Manager has agreed to bear all ordinary direct costs as described above.

Long Term Global Growth Reorganization

	Net assets ($)	Total shares outstanding	Net asset value per share ($)*
Target Fund - Institutional Class 2**	38,967,958	1,009,477.666	38.6021
Target Fund - Class 3**	95,448,204	2,253,701.176	42.3518
Target Fund - Class I**	425,178,055	11,087,370.928	38.35
Target Fund - Class K**	468,004,157	12,118,128.990	38.62
Acquiring Fund***	N/A	N/A	N/A
Pro Forma Adjustment	0	(139,254.24)	N/A
Pro Forma – Acquiring Fund after Reorganization (estimated)	1,027,598,374	26,607,933	38.62
*	Per share amounts may not reconcile due to rounding of net assets and/or shares outstanding.
**	Holders of Class K shares of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not currently offer multiple share classes.
***	The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
****	Pro forma adjustments do not include any costs of the Reorganization that may be borne by the Target Fund. These costs are not expected to be material given that the Manager has agreed to bear all ordinary direct costs as described above.

U.S. Equity Growth Reorganization

	Net assets ($)	Total shares outstanding	Net asset value per share ($)*
Target Fund - Institutional Class I**	10,326,887	359,145.671	28.75
Target Fund - Class K**	8,415,087	290,626.661	28.95
Acquiring Fund***	N/A	N/A	N/A
Pro Forma Adjustment	0	(2,381.332)	N/A
Pro Forma – Acquiring Fund after Reorganization (estimated)	18,741,974	647,391	28.95
*	Per share amounts may not reconcile due to rounding of net assets and/or shares outstanding.
**	Holders of Class K shares of the Target Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not currently offer multiple share classes.
***	The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
****	Pro forma adjustments do not include any costs of the Reorganization that may be borne by the Target Fund. These costs are not expected to be material given that the Manager has agreed to bear all ordinary direct costs as described above.

U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the U.S. federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to closing of the Reorganizations, BG Funds, on behalf of the Target Funds, and the ETF Trust, on behalf of the Acquiring Funds, will receive an opinion of Ropes & Gray LLP substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, for U.S. federal income tax purposes:

•          The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Funds and the Acquiring Funds will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•          Under Sections 361 and 357 of the Code, no gain or loss will be recognized by any Target Fund upon the transfer of all its assets to the corresponding Acquiring Fund solely in exchange for shares of such Acquiring Fund and the assumption by each Acquiring Fund of all the Liabilities of the corresponding Target Fund, or upon the distribution of the shares of such Acquiring Fund to the applicable Target Fund shareholders;

•          Under Section 362(b)of the Code, the tax basis in the hands of each Acquiring Fund of each asset transferred from the corresponding Target Fund to such Acquiring Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the corresponding Target Fund immediately prior to the transfer thereof;

•         Under Section 1223(2) of the Code, the holding period in the hands of each Acquiring Fund of each asset transferred from the corresponding Target Fund to such Acquiring Fund in the Reorganization will include the applicable Target Fund’s holding period for such asset;

•         Under Section 1032 of the Code, no gain or loss will be recognized by any Acquiring Fund upon its receipt of all the assets of the corresponding Target Fund solely in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the applicable Target Fund as part of the Reorganizations;

•          Under Section 354 of the Code, no gain or loss will be recognized by any Target Fund shareholders upon the exchange of their shares of any Target Fund for shares of the corresponding Acquiring Fund as part of the Reorganizations (except with respect to cash received by such Target Fund shareholders in redemption of fractional shares prior to the Reorganizations);

•          Under Section 358 of the Code, the aggregate tax basis of the shares of any Acquiring Fund each Target Fund shareholder receives in the Reorganizations will be the same as the aggregate tax basis of the shares of the corresponding Target Fund exchanged therefor;

•          Under Section 1223(1) of the Code, each Target Fund shareholder’s holding period for the shares of the corresponding Acquiring Fund received in the Reorganizations will include such Target Fund shareholder’s holding period for the shares of such Target Fund exchanged therefor, provided that such Target Fund shareholder held such shares of such Target Fund as capital assets on the date of the exchange; and

•          Each Acquiring Fund will succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

The opinion will be based on the Plan, certain factual certifications made by officers of BG Funds and the ETF Trust, and such other items as Ropes & Gray LLP deems necessary to render the opinion and will also be based on customary assumptions.

None of the Funds have requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.  An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganizations.  See “INFORMATION ABOUT THE FUNDS.”

Portfolio trading by the Target Funds in advance of the Reorganizations may result in the Target Funds realizing capital gains, as described in the table below. Based on market values and net assets as of August 31, 2025 realized capital gains as a result of such portfolio trading activity are estimated at $2,049,997 (1.93% of net assets) and $8,743,987 (0.84% of net assets), respectively, for Baillie Gifford International Concentrated Growth Equities Fund and Baillie Gifford Long Term Global Growth Fund.  Shareholders of the Target Funds generally will be taxed on such capital gain distributions.

Expected % of Baillie Gifford International Concentrated Growth Equities Fund Being Sold Prior to the Reorganization	Expected Total Realized Gains/(Losses)	Expected Realized Gains/(Losses) per Share
7.87%	$2,049,997	$0.17866728

Expected % of Baillie Gifford Long Term Global Growth Fund Being Sold Prior to the Reorganization	Expected Total Realized Gains/(Losses)	Expected Realized Gains/(Losses) per Share
7.05%	$8,743,987	$0.32606986

Prior to the closing of each Reorganization, the Target Funds may declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of the Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the applicable Reorganization.  These distributions will be taxable to shareholders that hold their shares in a taxable account and such distributions by the Target Fund will include any capital gains resulting from portfolio turnover prior to the applicable Reorganization.

Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Target Fund upon the closing of each Reorganizations, including any capital loss carryovers that could have been used by each Target Fund to offset its future realized capital gains, if any, for U.S. federal income tax purposes. The Reorganizations are not expected to independently result in limitations on any Acquiring Fund’s ability to use any capital loss carryforwards of the corresponding Target Fund.

State and Local and Foreign Tax Considerations.  Shareholders should consult their tax advisors about potential state and local and foreign tax considerations as a result of the Reorganizations.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder.

INFORMATION ABOUT THE FUNDS

Information about each Target Fund and each Acquiring Fund is included in such Target Fund’s and Acquiring Fund’s Prospectus.  The Prospectus of each Target Fund is incorporated by reference into and is considered a part of this Prospectus/Proxy Statement.  Additional information about each Target Fund and each Acquiring Fund is included in its Statement of Additional Information.   The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement and is incorporated by reference into this Prospectus/Proxy Statement.  Information about the Target Funds is also included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2024.

You may request a free copy of each Fund’s Prospectus and SAI, and the Target Fund’s Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Proxy Statement, and other information by calling the Manager at 1-844-394-6127 or by writing to a Fund at c/o Baillie Gifford Overseas Limited, 780 Third Avenue, 43rd Floor, New York, NY 10017.

BG Funds, on behalf of the Target Funds, and the ETF Trust, on behalf of the Acquiring Funds, are required to file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act.  These materials can be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is only a discussion of certain principal differences, including the material differences in the rights of shareholders, between the governing documents for BG Funds and the ETF Trust, each a Massachusetts business trust, and is not a complete description of BG Funds’ or the Trust’s governing documents.

	Baillie Gifford Funds	Baillie Gifford ETF Trust
Par Value	There is no par value established in respect of shares of BG Funds.	The ETF Trust’s shares have a par value of $0.00000001 per share.
Voting Rights	A shareholder meeting may only be called by the Trustees. Such a meeting may be held at any place designated by the Trustees.	A shareholder meeting may be called by the Chair of the Board, if any, or by the President or the Trustees. Such a meeting may be held at any place or virtually by telephonic or any electronic means designated by the Trustees.
Removal of Trustees

A Trustee may be removed from office if at least two-thirds of the outstanding shareholders declare the removal, either by written declaration or by voting at a meeting specifically called for this purpose. If shareholders holding at least ten percent of the outstanding shares request in writing, the Trustees are required to promptly call a meeting so that shareholders can vote on the removal of a Trustee.

If ten or more shareholders, who have held shares for at least six months and collectively own at least one percent of the outstanding shares by net asset value, apply in writing to the Trustees, the Trustees must respond within five business days and either provide access to the list of shareholders’ names and addresses or inform the applicants of the approximate number of shareholders and the cost of transmitting their proposed communication.

If the Trustees choose to provide only the number of shareholders and the transmission cost, and the applicants supply the materials and pay the reasonable expenses, the Trustees must promptly send the materials to all shareholders. However, the Trustees may object within five business days if they believe the materials are factually incorrect, misleading, or violate applicable law, and must file their objections with the SEC. If the SEC overrules the objections, or if the applicants address any sustained objections and the SEC so declares, the Trustees must then promptly transmit the materials to all shareholders.

The ETF Trust Declaration of Trust does not contain a similar provision relating to the removal of Trustees.
Redemption Rights	BG Funds repurchases shares offered by any shareholder for redemption in accordance with such procedures for redemption as the Trustees may from time to time authorize.	Shares of the Acquiring Funds are not individually redeemable by retail investors and may be redeemed from the ETF Trust only by Authorized Participants at NAV in Creation Units.
Governing Law and Forum Selection	BG Funds’ Declaration of Trust is governed by and construed and administered according to the laws of the Commonwealth of Massachusetts.	The ETF Trust’s Declaration of Trust is governed by and construed and administered according to the laws of the Commonwealth of Massachusetts.

Baillie Gifford Funds	Baillie Gifford ETF Trust
BG Funds’ Declaration of Trust does not include language specifically requiring that the Commonwealth of Massachusetts shall be the sole and exclusive forums for shareholder action.

The ETF Trust’s Declaration of Trust requires that any legal actions or proceedings brought by shareholders (including beneficial owners of shares) relating to the ETF Trust must be exclusively filed in state or federal courts located within the Commonwealth of Massachusetts, including (1) actions brought on behalf of the Trust, (2) claims for breach of fiduciary duty by Trustees, officers, or employees, (3) claims arising under specific Massachusetts statutes or state securities laws; and (4) claims governed by the internal affairs doctrine. These requirements do not apply with respect to claims arising under the U.S. federal securities laws.

If any part of this section is found to be invalid, illegal, or unenforceable with respect to any person, entity, or circumstance, the remaining parts of the section will continue to be valid and enforceable to the fullest extent permitted by law, and the invalidity of one part will not affect the validity of the rest.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

A 1940 Act Majority Vote, as defined above, of the outstanding shares of each Target Fund is required to approve the Reorganization for such Target Fund.  Each Target Fund shareholder will be entitled to one vote for each share the Target Fund held at the close of business on the Record Date. In the case of Proposal 2, relating to the Reorganization of Baillie Gifford Long Term Global Growth Fund, approval of the Reorganization will also require, in addition to a 1940 Act Majority Vote, the approval by a majority of shareholders who (a) own shares of the Target Fund as of the Record Date, (b) did not redeem from the Target Fund in connection with the BGIT Transition, (c) are present in person or by proxy at the meeting and (d) are entitled to vote on the Reorganization. Broadridge Financial Solutions (“Broadridge”) has been retained by the Target Funds to assist in the solicitation of proxies, and collect and tabulate shareholder votes.  If sufficient votes to approve the Reorganizations are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies. See “Adjournment” below.

40% of a Target Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.  Abstentions will be treated as votes present at the Meeting but will not be treated as votes cast at such Meeting.  Thus, abstentions will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Reorganizations.  There are unlikely to be any “broker non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) at the Meeting because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by the customers on the matters to be presented at the Meeting. If any broker non-votes are received, they will have the same effect as abstentions.

How do I ensure my vote is accurately recorded?

You can vote in any one of four ways:

By mail, with the enclosed proxy card(s);

At the Meeting;

By telephone; or

Online.

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to a Target Fund.  If you simply sign, date and return a proxy card but give no voting instructions, your shares will be voted in favor of the relevant Reorganization and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to BG Funds expressly revoking your proxy, by signing and forwarding to BG Funds a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting at the Meeting.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Target Fund Board does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement. The Target Fund Board is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of the Manager.

Who is entitled to vote?

Shareholders of record of a Target Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of each Target Fund as of November 30, 2025:

Baillie Gifford International Concentrated Growth Equities Fund
CLASSES
Institutional Class	6,697,975.968
Class K	4,414,243.388
Total	11,112,219.356

Baillie Gifford Long Term Global Growth Fund
CLASSES
Class 2	1,009,477.666
Class 3	2,253,701.176
Class 4	0
Class 5	0
Institutional Class	11,181,749.232
Class K	12,153,537.991
Total	26,598,466.065

Baillie Gifford U.S. Equity Growth Fund
CLASSES
Institutional Class	356,738.846
Class K	290,626.661
Total	647,365.507

How will proxies be solicited?

Broadridge, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $75,220 which will be borne by the Manager.  BG Funds, on behalf of the Target Funds, expects that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain shareholders of the Target Funds may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of a Target Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  BG Funds believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or online, the shareholder may submit the proxy card(s) originally sent with this Prospectus/Proxy Statement or attend the Meeting.

BG Funds, on behalf of the Target Funds, will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  The Manager may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of BG Funds or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.

BG Funds, on behalf of the Target Funds, expects that, before the Meeting, broker-dealer firms holding shares of a Target Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, BG Funds understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan on behalf of their customers and beneficial owners.

How do I sign a proxy card?

Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the proxy card(s) or voting instruction.

Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name appearing on the account registration as shown on the proxy card(s) or voting instruction form(s).

All Other Accounts: The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, “John Doe, Trustee.”

Are there dissenters’ rights?

No, if a Reorganization is approved at the Meeting, shareholders of the relevant Target Fund will not have the right to dissent and obtain payment of the fair value of their shares.  Shareholders of such Target Fund, however, are encouraged to redeem or exchange shares of the Target Fund at NAV before the close of trading on the NYSE (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier), on May 27, 2026 (or before May 19, 2026 for shareholders without a brokerage account). After the Closing Date, shareholders may sell their shares on the NYSE, other national securities exchanges, electronic crossing networks and other alternative trading systems through their broker-dealer.

PRINCIPAL HOLDERS OF SHARES

As of November 30, 2025, the officers and trustees of BG Funds, as a group, owned of record and beneficially 2.98% of the outstanding shares of the Baillie Gifford U.S. Equity Growth Fund and less than 1% of the outstanding shares of the remaining Target Funds’ outstanding shares.  As of the Record Date, the Acquiring Funds were not operational and, therefore, had no shareholders.

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Target Funds, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of any class of the Target Funds as November 30, 2025, except as listed in Exhibit D to this Prospectus/Proxy Statement.  Upon completion of the Reorganizations, it is expected that those persons disclosed in Exhibit D as owning 5% or more of a Target Fund’s outstanding shares will continue to own in excess of 5% of the then outstanding shares of the corresponding Acquiring Fund.

SHAREHOLDER PROPOSALS

Neither the Target Funds nor the Acquiring Funds are required to hold, or intend to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of a Target Fund for the next meeting of shareholders (if any) should send a written proposal to BG Funds’ offices, 780 Third Avenue, 43rd Floor, New York, NY 10017, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the Target Fund and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable U.S. federal securities laws, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a Fund’s proxy statement or presented at the meeting.

ADJOURNMENT

The Meeting, with respect to the Target Funds collectively or for any single Target Fund, may, whether or not a quorum is present, be adjourned from time to time by the shareholders present in person or by proxy by a majority vote or by any officer of BG Funds. Any business which might have been transacted at the Meeting as originally noticed may be deferred and transacted at any such adjourned meeting at which a quorum shall be present. No further notice of an adjourned meeting shall be necessary if held within a reasonable time. Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  Any adjournment with respect to one Target Fund will not affect the Meeting with respect to the remaining Target Funds.

By Order of the Board of Trustees of BG Funds,

By: /s/ Gareth Griffiths
Name: Gareth Griffiths
Authority: Secretary
Date: February 4, 2026

[Signature Page to Baillie Gifford Funds ETF Conversion Prospectus/Proxy Statement]

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A.	Summary of Principal Risks
B.	Fundamental and Non-Fundamental Investment Policies
C.	Financial Highlights
D.	Principal Holders of Securities of the Funds

EXHIBIT A

Summary of principal risks for the Acquiring funds

Investment Style Risk – Baillie Gifford Overseas Limited (the “Manager”) actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Emerging Markets Risk (each Acquiring Fund except for Baillie Gifford U.S. Equity Growth ETF) – Because the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund’s exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and Fund’s investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Asia Risk (each Acquiring Fund except for Baillie Gifford U.S. Equity Growth ETF) – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities. See “China Risk” for additional details regarding the risks of investing in that country.

Additionally, many of the economies of countries in Asia are considered emerging market or frontier market economies. These Asian economies are often characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

China Risk (each Acquiring Fund except for Baillie Gifford U.S. Equity Growth ETF) – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Conflicts of Interest Risk – The Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook. Although the Fund’s investment objective and strategies are

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substantially similar to those of other accounts and funds managed by the Manager, differences in purchase and redemption structure, investment restrictions and legal requirements and the public nature of the Fund’s positions lead to the use of different trading practices and portfolio decisions. See “Periodic Rebalancing Risk” for additional details regarding the differences in trading approaches taken by the Manager. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying a Fund’s ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in a Fund’s investment process.

Currency Risk (each Acquiring Fund except for Baillie Gifford U.S. Equity Growth ETF) – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Developed Markets Risk – Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

ESG Risk – To the extent that the Fund’s portfolio managers incorporate environmental, social and/or governance considerations (“ESG Factors”) into the Fund’s investment process as a part of the Fund’s long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of relative risks and opportunities. See also “Long-Term Investment Strategy Risk.”

ETF Structure Risk – The Fund is structured as an ETF and is subject to special risks, including:

Although the Fund’s shares will be listed for trading on the Nasdaq Stock Market LLC (the “Exchange”), an active trading market for the Fund’s shares may not be developed or maintained by market makers or authorized participants (“Authorized Participants”).

As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large, specified number of shares called a “Creation Unit.” Only Authorized Participants may engage in creation or redemption transactions directly with the Fund, and no Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries and will incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price), known as the “spread” or “bid-ask spread.”

Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.

Daily publication of the Fund’s portfolio holdings information could permit other market participants to trade in the securities identified in the Fund’s public disclosure, and to the extent the Fund was trading in those securities over multiple days, trading by such other market participants could disadvantage the Fund and its shareholders by negatively impacting the prices at which the Fund may be able to buy investments for its portfolio or sell its holdings and Fund returns.

The NAV of the Fund’s shares may change on days when, or during times at which, Authorized Participants will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares. In such situations, there may be changes between the last

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quote of the underlying securities' value in the closed foreign market and the value of such underlying securities during the Fund's domestic trading day, which could lead to differences between the market price of the Fund's shares and the shares' underlying value.

Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

Geographic Focus Risk (each Acquiring Fund except for Baillie Gifford Long Term Global Growth ETF) – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant redemptions from Authorized Participants that include a substantial cash component or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Increased levels of illiquidity can lead to wider bid-ask spreads.

Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.

Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the value of your investment in the Fund.

New and Smaller-Sized ETF Risk – New funds and smaller-sized funds, such as the Fund, will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to significant redemptions from Authorized Participants that include a substantial cash component. A fund that has been recently formed will have limited or no performance history for investors to evaluate (except in circumstances where a predecessor fund's performance history is adopted) and may not reach or maintain a sufficient asset size to effectively implement its investment strategy. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid-ask spreads. Further, the Manager is new to managing ETFs and will be reliant on the successful implementation of relationships with key counterparties, such as Authorized Participants.

Non-U.S. Investment Risk (each Acquiring Fund except for Baillie Gifford U.S. Equity Growth ETF) – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or those few issuers, and could be more volatile than the performance of diversified funds.

Periodic Rebalancing Risk – Because the Fund discloses its full portfolio holdings each business day, the Manager expects to execute portfolio transactions for the Fund on a periodic schedule, generally after the Manager executes transactions in the same securities for other client accounts managed according to investment strategies similar to those pursued by the Fund. As a result, the Fund’s portfolios is expected to be rebalanced less frequently than other accounts and funds managed by the Manager, and the Fund’s

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portfolio trades will often occur after an accumulation of multiple trades that were executed for the Manager’s other accounts and funds. Less frequent rebalancing could harm the Fund by causing it to suffer losses if positions it would have sold earlier (if it were rebalanced more frequently) decline in value before a rebalancing date, or positions it would have purchased earlier (if it were rebalanced more frequently) increase in value before a rebalancing date. In addition, when the Manager implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

Risk Model Risk – A risk model is used to assist in the portfolio construction process. In developing and maintaining the risk model, the Manager expects to make use of one or more vendors or data sources for inputs. If the model or the data used in or if there are business or operational disruptions affecting a vendor providing significant inputs to the model, then (in the absence of mitigating measures by the Manager) the Fund may be temporarily unable to appropriately implement the risk model or, when implemented, investment decisions made with reference to the model may not produce the desired results, and the Fund may realize losses.

Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Settlement Risk (each Acquiring Fund except Baillie Gifford U.S. Equity Growth ETF) – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Valuation Risk – In certain circumstances, some of the Fund’s portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

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EXHIBIT B

Fundamental AND NON-FUNDAMENTAL Investment Policies

The below table shows a redline showing differences in the fundamental and non-fundamental investment policies of the Target Fund and Acquiring Fund. In the redline, deleted text is shown in red strikethrough and added text is shown in blue underline. Further information about the Target Fund’s and Acquiring Fund’s respective fundamental and non-fundamental investment policies is contained in the Target Fund SAI and the Acquiring Fund SAI.

Non-Fundamental Investment Policies

Each Fund’s investment objective and policies set forth in the Prospectus are non-fundamental policies of such Fund. In addition, each Fund will not invest more than 15% of the value of net assets of the Fund in illiquid investments.

The following non-fundamental policies set forth in the Prospectus are subject to change only upon sixty days’ prior notice to shareholders.

Baillie Gifford U.S. Equity Growth ~~Fund~~ETF

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S.

Fundamental Investment Policies

In addition to each Fund’s diversification status, the following are fundamental policies of the Funds:

~~Each~~A Fund ~~will not~~may:

1. Act as underwriter of securities ~~issued by other persons, except~~ to the extent ~~that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.~~consistent with applicable law, regulation or order from time to time.

2. Borrow money~~, except~~  to the extent ~~permitted by~~ consistent with applicable law, regulation or order from time to time.

3. Purchase ~~or~~, sell, or hold real estate or interests in real estate~~, except that the Fund may purchase and sell securities that are secured by real estate or interests in real estate and may purchase securities issued by companies that invest or deal in real estate.~~ to the extent consistent with applicable law, regulation or order from time to time.

4. Invest in commodities~~, except that each Fund may invest in financial futures contracts and options thereon, and options on currencies.~~ to the extent consistent with applicable law, regulation or order from time to time.

5. Make loans to others to the extent consistent with applicable law, regulation or order from time to time.

~~5. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and/or the making of loans of portfolio securities consistent with the Fund’s investment objectives and policies. For purposes of this policy, the short term deposit of cash or other liquid assets of the Fund in one or more interest-bearing accounts shall not be deemed to be a loan to others.~~

6. Issue ~~any~~ senior securities ~~except~~ to the extent ~~permitted by applicable law, regulation or order (for purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract or future contract and collateral arrangements with respect to initial and variation margin are not deemed to involve the issuance of a senior security).~~ consistent with applicable law, regulation or order from time to time.

7. Not purchase any securities which would cause more than~~In addition, each Fund will not purchase any securities which would cause more than~~ 25% of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities, including securities issued by any agency or instrumentality of the U.S. government, and related repurchase agreements.

In determining whether a transaction is permitted by applicable law, regulation, or order, each Fund currently construes fundamental policies (2) and (6) above not to prohibit any transaction that is permitted under Section 18 of the ~~Investment Company Act of 1940, as amended (the “~~1940 Act~~”)~~, and the rules thereunder, including Rule 18f-4, as interpreted or modified, or as may otherwise be permitted by regulators having jurisdiction from time to time. Under the 1940 Act, a ~~“~~“senior security~~”~~“ does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Provisions of the 1940 Act permit ~~each Fund~~the Funds to borrow from a bank, provided that ~~each Fund~~

B-1

~~maintains~~ the borrowing Funds maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with exceptions for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.

~~For purposes of fundamental policy (4) above, all swap agreements and other derivative instruments that were not classified as commodity interests or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts.~~

B-2

EXHIBIT C

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the financial performance of the applicable share classes of each Target Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Target Fund (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each class of shares of the Target Fund are based on the average net assets of each Fund for each of the periods listed in the tables.

The information below has been derived from the financial statements audited by Cohen & Company, Ltd., the Target Funds’ independent registered public accounting firm. Cohen & Company, Ltd.’s report, along with each Target Fund’s financial statements, are incorporated by reference into each Target Fund’s SAI. The Annual Report to Target Fund shareholders (which includes the Funds’ financial statements) and SAI are incorporated by reference herein and available at no cost from BG Funds at the following toll-free number: 1-844-394-6127.

As of the date of this combined Prospectus/Proxy Statement, the Acquiring Funds have not commenced operations. Therefore, the Acquiring Funds do not have financial highlight information.

Baillie Gifford International Concentrated Growth Equities Fund

Selected data for a Class K share outstanding throughout each period:

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025	December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.67	$6.47	$5.63	$9.89	$12.31	$12.70

From Investment Operations
Net investment income (loss)(a)	0.00(b)	0.00(b)	(0.01)	(0.01)	0.04	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.67	1.20	0.85	(3.91)	0.03	12.16
Net increase (decrease) in net asset value from investment operations	1.67	1.20	0.84	(3.92)	0.07	12.12

Dividends and Distributions to Shareholders
From net investment income	—	—	—	(0.00)(b)	(0.03)	—
From net realized gain on investments	—	—	—	(0.34)	(2.46)	(12.51)
Total dividends and distributions	—	—	—	(0.34)	(2.49)	(12.51)

Net asset value, end of period	$9.34	$7.67	$6.47	$5.63	$9.89	$12.31

Total Return
Total return based on net asset value(c)	21.77%	18.55%	14.92%	(39.55)%	0.74%	97.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,022	$34,058	$32,839	$29,867	$56,513	$42,357
Ratio of net expenses to average net assets, before waiver	0.84%*	0.90%	0.89%	0.91%	0.79%	0.79%
Ratio of net expenses to average net assets, after waiver	0.72%*	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income loss to average net assets	(0.07)%*	(0.02)%	(0.09)%	(0.10)%	0.27%	(0.26)%
Portfolio turnover rate(d)	7%	26%	28%	65%	54%	59%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.
(b)	Amount is less than $0.005 per share.

(c)        Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)	Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

C-1

Selected data for an Institutional Class share outstanding throughout each period:

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025	December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.55	$6.38	$5.56	$9.78	$12.19	$12.65

From Investment Operations
Net investment income (loss)(a)	(0.01)	(0.01)	(0.01)	(0.01)	0.01	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	1.65	1.18	0.83	(3.87)	0.05	12.14
Net increase (decrease) in net asset value from investment operations	1.64	1.17	0.82	(3.88)	0.06	12.05

Dividends and Distributions to Shareholders
From net investment income	—	—	—	(0.00)(b)	(0.01)	—
From net realized gain on investments	—	—	—	(0.34)	(2.46)	(12.51)
Total dividends and distributions	—	—	—	(0.34)	(2.47)	(12.51)

Net asset value, end of period	$9.19	$7.55	$6.38	$5.56	$9.78	$12.19

Total Return
Total return based on net asset value(c)	21.72%	18.34%	14.75%	(39.58)%	0.69%	97.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,234	$45,416	$42,738	$37,633	$57,278	$18,012
Ratio of net expenses to average net assets, before waiver	0.94%*	0.99%	0.99%	1.00%	0.90%	0.87%
Ratio of net expenses to average net assets, after waiver	0.81%*	0.81%	0.82%	0.81%	0.83%	0.80%
Ratio of net investment income loss to average net assets	(0.16)%*	(0.13)%	(0.22)%	(0.22)%	0.11%	(0.47)%
Portfolio turnover rate(d)	7%	26%	28%	65%	54%	59%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.
(b)	Amount is less than $0.005 per share.

(c)        Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)	Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

C-2

Baillie Gifford Long Term Global Growth Fund

Selected data for a Class 2 share outstanding throughout each period:

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025	December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.22	$26.57	$19.45	$37.47	$38.45	$20.68

From Investment Operations
Net investment (loss)(a)	(0.05)	(0.11)	(0.07)	(0.08)	(0.25)	(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	4.79	6.76	7.19	(17.19)	1.20	21.17
Net increase (decrease) in net asset value from investment operations	4.74	6.65	7.12	(17.27)	0.95	21.00

Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(0.75)	(1.93)	(3.23)
Total dividends and distributions	—	—	—	(0.75)	(1.93)	(3.23)

Net asset value, end of period	$37.96	$33.22	$26.57	$19.45	$37.47	$38.45

Total Return
Total return based on net asset value(b)	14.26%	25.01%	36.60%	(46.04)%	2.50%	101.77%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$131,239	$115,559	$81,054	$60,624	$121,252	$131,695
Ratio of net expenses to average net assets	0.69%*	0.70%	0.71%	0.73%	0.70%	0.71%
Ratio of net investment loss to average net assets	(0.30)%*	(0.38)%	(0.29)%	(0.33)%	(0.60)%	(0.58)%
Portfolio turnover rate(c)	15%	27%	17%	28%	16%	40%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.

(b)        Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)	Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

C-3

Selected data for a Class K share outstanding throughout each period:

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025	December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.24	$26.59	$19.46	$37.48	$38.47	$20.69

From Investment Operations
Net investment (loss)(a)	(0.05)	(0.12)	(0.07)	(0.08)	(0.25)	(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	4.79	6.77	7.20	(17.19)	1.19	21.18
Net increase (decrease) in net asset value from investment operations	4.74	6.65	7.13	(17.27)	0.94	21.01

Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(0.75)	(1.93)	(3.23)
Total dividends and distributions	—	—	—	(0.75)	(1.93)	(3.23)

Net asset value, end of period	$37.98	$33.24	$26.59	$19.46	$37.48	$38.47

Total Return
Total return based on net asset value(b)	14.26%	24.97%	36.64%	(46.04)%	2.48%	101.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$449,976	$524,413	$320,106	$240,856	$432,975	$221,188
Ratio of net expenses to average net assets	0.69%*	0.70%	0.71%	0.73%	0.70%	0.71%
Ratio of net investment loss to average net assets	(0.32)%*	(0.38)%	(0.29)%	(0.34)%	(0.61)%	(0.57)%
Portfolio turnover rate(c)	15%	27%	17%	28%	16%	40%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.

(b)        Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)	Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

C-4

Selected data for an Institutional Class share outstanding throughout each period:

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025	December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.03	$26.44	$19.38	$37.36	$38.38	$20.66

From Investment Operations
Net investment (loss)(a)	(0.07)	(0.14)	(0.09)	(0.10)	(0.29)	(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	4.76	6.73	7.15	(17.13)	1.20	21.17
Net increase (decrease) in net asset value from investment operations	4.69	6.59	7.06	(17.23)	0.91	20.95

Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(0.75)	(1.93)	(3.23)
Total dividends and distributions	—	—	—	(0.75)	(1.93)	(3.23)

Net asset value, end of period	$37.72	$33.03	$26.44	$19.38	$37.36	$38.38

Total Return
Total return based on net asset value(b)	14.20%	24.92%	36.43%	(46.08)%	2.40%	101.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$415,460	$330,093	$250,427	$176,109	$525,321	$350,860
Ratio of net expenses to average net assets	0.78%*	0.80%	0.81%	0.84%	0.80%	0.79%
Ratio of net investment loss to average net assets	(0.39)%*	(0.48)%	(0.39)%	(0.42)%	(0.71)%	(0.68)%
Portfolio turnover rate(c)	15%	27%	17%	28%	16%	40%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.

(b)        Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)	Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

C-5

Baillie Gifford U.S. Equity Growth Fund

Selected data for a Class K share outstanding throughout each period:

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025	December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.60	$20.37	$13.95	$34.63	$39.85	$18.25

From Investment Operations
Net investment (loss)(a)	(0.07)	(0.11)	(0.09)	(0.10)	(0.25)	(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	3.51	6.34	6.51	(19.21)	(1.40)	23.07
Net increase (decrease) in net asset value from investment operations	3.44	6.23	6.42	(19.31)	(1.65)	22.91

Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(1.37)	(3.57)	(1.31)
Total dividends and distributions	—	—	—	(1.37)	(3.57)	(1.31)

Net asset value, end of period	$30.04	$26.60	$20.37	$13.95	$34.63	$39.85

Total Return
Total return based on net asset value(b)	12.93%	30.59%	46.02%	(55.58)%	(4.17)%	125.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,725	$8,615	$21,710	$16,273	$38,673	$58,076
Ratio of net expenses to average net assets, before waiver	1.53%*	1.25%	1.00%	0.97%	0.68%	0.97%
Ratio of net expenses to average net assets, after waiver	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment loss to average net assets	(0.51)%*	(0.51)%	(0.50)%	(0.53)%	(0.58)%	(0.55)%
Portfolio turnover rate(c)	7%	19%	22%	14%	70%	33%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.

(b)        Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)	Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

C-6

Selected data for an Institutional Class share outstanding throughout each period:

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025	December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.44	$20.27	$13.90	$34.53	$39.78	$18.23

From Investment Operations
Net investment (loss)(a)	(0.08)	(0.14)	(0.10)	(0.13)	(0.29)	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	3.48	6.31	6.47	(19.13)	(1.39)	23.06
Net increase (decrease) in net asset value from investment operations	3.40	6.17	6.37	(19.26)	(1.68)	22.86

Dividends and Distributions to
Shareholders
From net realized gain on investments	—	—	—	(1.37)	(3.57)	(1.31)
Total dividends and distributions	—	—	—	(1.37)	(3.57)	(1.31)

Net asset value, end of period	$29.84	$26.44	$20.27	$13.90	$34.53	$39.78

Total Return
Total return based on net asset value(b)	12.86%	30.44%	45.93%	(55.63)%	(4.25)%	125.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,990	$13,895	$23,799	$18,714	$58,804	$42,732
Ratio of net expenses to average net assets, before waiver	1.65%*	1.34%	1.10%	1.08%	0.77%	1.06%
Ratio of net expenses to average net assets, after waiver	0.78%*	0.75%	0.75%	0.76%	0.75%	0.74%
Ratio of net investment loss to average net assets	(0.64)%*	(0.61)%	(0.59)%	(0.64)%	(0.68)%	(0.65)%
Portfolio turnover rate(c)	7%	19%	22%	14%	70%	33%

*	Annualized.
(a)	Calculated based upon average shares outstanding during the period.

(b)        Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)	Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

C-7

EXHIBIT D

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names, addresses and percent ownership of each person who, as of December 31, 2025 to the best knowledge of BG Funds, owned 5% or more of the outstanding shares of each class of a Target Fund.

Investor	Investor Address	Percentage Ownership of Class
Baillie Gifford International Concentrated Growth Equities Fund
Pershing LLC - Class K*	PO Box 2052 Jersey City, NJ 07303	91.90%
Charles Schwab & Co Inc Special Custody A/C FBO Customers - Institutional Class*	211 Main Street San Francisco, CA 94105	63.09%
National Financial Services LLC - Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	19.59%
Morgan Stanley Smith Barney LLC - Institutional Class*	1 New York Plaza, 12th Floor, New York, NY 10004	12.43%
SEI Private Trust Company - Class K*	1 Freedom Valley Drive Oaks, PA 19456	5.86%
Baillie Gifford Long Term Global Growth Fund
Longwood Foundation Inc - Class 3	100 West 10th Street, Suite 1109, Wilmington, DE 19801	100.00%
HRK Investments LLP - Class 2	2550 University Ave W STE 413N St Paul , MN 55114-1904	99.69%
National Financial Services LLC - Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	54.71%
Charles Schwab & Co Inc Special Custody A/C FBO Customers - Institutional Class*	211 Main Street San Francisco, CA 94105	36.38%
Northern Trust C/O Custodian - Class K*	PO BOX 92956 Chicago, IL 60675-2994	30.45%
State Street Bank and Trust Company, As Trustee for Retirement Accumulation Plan for Partners of PwC - Class K	1776 Heritage Drive North Quincy, MA 02171	22.76%
National Financial Services LLC - Class K*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	18.28%
KeyBank NA - Class K	PO Box 94871, Cleveland, OH, 44101-4871	6.34%
Baillie Gifford U.S. Equity Growth Fund
Daytona Beach Police & Fire Retirement System - Class K	2503 Del Prado Blvd S, Suite 502, Cape Coral, FL 33904-5709	95.18%
Charles Schwab & Co Inc Special Custody A/C FBO Customers - Institutional Class*	211 Main Street San Francisco, CA 94105	67.39%
National Financial Services LLC - Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	21.54%

* The named record owner is believed to hold shares of-record only.

As of December 31, 2025, to the best knowledge of BG Funds, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Target Fund because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. Such control may affect the voting rights of other shareholders by giving such controlling shareholders significant power over the outcome of a Fund-wide shareholder vote.

D-1

Investor	Investor Address	Percentage Ownership of Fund
Baillie Gifford International Concentrated Growth Equities Fund
Pershing LLC*	PO Box 2052 Jersey City, NJ 07303	37.08%
Charles Schwab & Co Inc Special Custody A/C FBO Customers - Institutional Class*	211 Main Street San Francisco, CA 94105	37.58%
Baillie Gifford U.S. Equity Growth Fund
Daytona Beach Police & Fire Retirement System	2503 Del Prado Blvd S, Suite 502, Cape Coral, FL 33904-5709	44.32%
Charles Schwab & Co Inc Special Custody A/C FBO Customers *	211 Main Street San Francisco, CA 94105	35.56%

* The named record owner is believed to hold shares of-record only.

D-2

PART B

STATEMENT OF ADDITIONAL INFORMATION

Dated February 4, 2026

BAILLIE GIFFORD INTERNATIONAL CONCENTRATED GROWTH EQUITIES FUND

BAILLIE GIFFORD LONG TERM GLOBAL GROWTH FUND

BAILLIE GIFFORD U.S. EQUITY GROWTH FUND

Each a series of

BAILLIE GIFFORD FUNDS

780 Third Avenue

43rd Floor

New York, NY 10017

BAILLIE GIFFORD INTERNATIONAL CONCENTRATED GROWTH ETF

BAILLIE GIFFORD LONG TERM GLOBAL GROWTH ETF

BAILLIE GIFFORD U.S. EQUITY GROWTH ETF

Each a series of

BAILLIE GIFFORD ETF TRUST

780 Third Avenue

43rd Floor

New York, NY 10017

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of the assets and assumption of the liabilities of each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund (each, a “Target Fund”), each a series of Baillie Gifford Funds, by and in exchange for shares of the Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF and Baillie Gifford U.S. Equity Growth ETF (each an “Acquiring Fund”), each a series of Baillie Gifford ETF Trust, respectively.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the combined Prospectus/Proxy Statement for the Acquiring Funds dated February 4, 2026 (the “Prospectus/Proxy Statement”) relating specifically to the Joint Special Meeting of Shareholders of the Target Funds to be held on April 28, 2026.  You may request a free copy of the Prospectus/Proxy Statement without charge calling Baillie Gifford Overseas Limited at 1-844-394-6127 or by writing to BGOL, One Greenside Row, Calton Square, Edinburgh EH1 3AN.

General Information

This SAI relates specifically to the proposed reorganization of each Target Fund into the corresponding Acquiring Fund.  In connection with the Joint Special Meeting of Shareholders of the Target Funds to be held on April 28, 2026 (the “Meeting”), shareholders of each Target Fund will be asked to approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for: (i) the acquisition of the assets of each Target Fund and the assumption of the liabilities of each Target Fund by the corresponding Acquiring Fund in exchange solely for shares of the applicable Acquiring Fund, (ii) the pro rata distribution of such shares to the shareholders of the corresponding Target Fund, and (iii) the complete liquidation and dissolution of each Target Fund (each, a “Reorganization”).  Additional information regarding the proposed Reorganizations is included in the combined Prospectus/Proxy Statement relating to the Meeting and in the documents, listed below, that are incorporated by reference into this SAI.

Each Acquiring Fund is a newly-formed “shell” that has not yet commenced operations and has not published any annual or semi-annual shareholder reports. Each Acquiring Fund is expected to commence operations upon consummation of the Reorganizations and continue the operations of the corresponding Target Fund. Each Target Fund shall be the accounting and performance survivor in the Reorganizations, and each Acquiring Fund, as the corporate survivor in the Reorganizations, shall adopt the accounting and performance history of the corresponding Target Fund. For tax purposes, each Acquiring Fund will also succeed to and take into account the items of the corresponding Target Fund described in Section 381(c) of the Internal Revenue Code of 1986, as amended (the “Code”), subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder. Attached hereto as Appendix A is the Preliminary Statement of Additional Information of each Acquiring Fund.

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Funds are not included in this SAI.

A table showing the fees and expenses of each Acquiring Fund and the corresponding Target Fund and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations is included in the section titled “What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?” of the Prospectus/Proxy Statement.

The Reorganizations are not expected to result in a material change to any Target Fund’s investment portfolios due to the investment restrictions of the corresponding Acquiring Funds. Accordingly, a schedule of investments modified to show the effects of the change is not required and is not included for any Target Fund.  Notwithstanding the foregoing, changes may be made to each Target Fund’s portfolio in advance of the Reorganizations and/or each Acquiring Fund’s portfolio following the Reorganizations.

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There are certain differences between the valuation policies of the Target Funds and the Acquiring Funds with respect to the valuation of certain foreign equity securities. There are no other material differences between the accounting and valuation policies of the Target Funds and the Acquiring Funds.

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	The prospectus of Baillie Gifford Funds on behalf of the Target Funds, dated April 30, 2025, as supplemented and amended to date (File No. 811-10145; SEC Accession No. 0001104659-25-041801);

2.	The statement of additional information of Baillie Gifford Funds on behalf of the Target Funds, dated April 30, 2025, as supplemented and amended to date (File No. 811-10145; SEC Accession No. 0001104659-25-041801);

3.	The statement of additional information of Baillie Gifford ETF Trust on behalf of the Acquiring Funds dated February 2, 2026 (File No. 811-24127; SEC Accession No. 0001104659-26-009448); and

4.	The audited financial statements and related report of the independent public accounting firm included in the Baillie Gifford Funds' Annual Report to Shareholders for the fiscal year ended December 31, 2024, with respect to each Target Fund. SEC Accession No. 0001104659-25-020192.

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KEEP THIS PORTION FOR YOUR RECORDSDETACH AND RETURN THIS PORTION ONLY TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date BAILLIE GIFFORD FUNDS 780 THIRD AVENUE, 43RD FLOOR NEW YORK, NY 10017 When signing as executor, administrator, attorney, trustee, or guardian, or as custodian for a minor, please give your full title as such. If you are signing for a corporation, please sign the full corporate name and indicate the signer’s office. If you are a partner, sign in the partnership name. 1. To approve an Agreement and Plan of Reorganization by and among Baillie Gifford Funds, on behalf of Baillie Gifford International Concentrated Growth Equities Fund (“International Concentrated Growth Equities Fund” or, in context, the “Target Fund”), Baillie Gifford ETF Trust (the “ETF Trust”), on behalf of Baillie Gifford International Concentrated Growth ETF (“International Concentrated Growth ETF” or an “Acquiring Fund”), and Baillie Gifford Overseas Limited, that provides for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in the Plan (a “Reorganization” or the “International Concentrated Growth Reorganization”). The Board unanimously recommends that you vote "FOR" the approval of the Proposal discussed above. V81753-TBD For Against Abstain ! ! ! To vote by Internet 1) Read the Proxy Statement and have the proxy card below at hand. 2) Go to website www.proxyvote.com or scan the QR Barcode above 3) Follow the instructions provided on the website. 4) To attend and vote at the meeting, please register at https://www.viewproxy.com/BaillieGifford2/broadridgevsm/ To vote by Telephone 1) Read the Proxy Statement and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions. To vote by Mail 1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. SCAN TO VIEW MATERIALS & VOTEw

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting: The Notice and Proxy Statement and Prospectus are available at www.proxyvote.com. You can register to attend the virtual shareholder meeting at https://www.viewproxy.com/BaillieGifford2/broadridgevsm/ V81754-TBD The undersigned hereby appoints Gareth Griffiths, Lesley-Anne Archibald, Alec Provost, and Christopher Labosky, and each of them separately, as Proxies of the undersigned, with full power of substitution, and hereby authorizes each of them to vote on behalf of the undersigned all shares of the Funds listed above that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund(s) to be held at 9:30 a.m., Eastern Time, on April 28, 2026, as a virtual shareholder meeting and at any postponements or adjournments thereof, as fully as the undersigned would be entitled to vote if personally present. This proxy will be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts and applicable federal securities laws. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of The Commonwealth of Massachusetts and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby. This proxy is solicited by the Board of Trustees of Baillie Gifford Funds on behalf of the Funds. The Board recommends that you vote FOR the proposal. This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR the proposal. Abstentions do not constitute a vote FOR the proposal. In their discretion, the Proxies are authorized to vote upon such other matters as may properly come before the meeting. Dear Shareholder: Your vote is important. Please record your voting instructions on this card, sign it on the reverse side, and return in the envelope provided. BAILLIE GIFFORD FUNDS Baillie Gifford International Concentrated Growth Equities Fund Proxy for a meeting of shareholders to be held on April 28, 2026 This proxy is solicited on behalf of the Board of Trustees of Baillie Gifford Funds

KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date 2. To approve an Agreement and Plan of Reorganization by and among Baillie Gifford Funds, on behalf of Baillie Gifford Long Term Global Growth Fund (“Long Term Global Growth Fund” or, in context, the “Target Fund”), Baillie Gifford ETF Trust (the “ETF Trust”), on behalf of Baillie Gifford Long Term Global Growth ETF (“Long Term Global Growth ETF” or an “Acquiring Fund”), and Baillie Gifford Overseas Limited, that provides for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in the Plan (a “Reorganization” or the “Long Term Global Growth Reorganization”). The Board unanimously recommends that you vote "FOR" the approval of the Proposal discussed above. V81755-TBD BAILLIE GIFFORD FUNDS 780 THIRD AVENUE, 43RD FLOOR NEW YORK, NY 10017 When signing as executor, administrator, attorney, trustee, or guardian, or as custodian for a minor, please give your full title as such. If you are signing for a corporation, please sign the full corporate name and indicate the signer’s office. If you are a partner, sign in the partnership name. For Against Abstain ! ! ! SCAN TO VIEW MATERIALS & VOTEw To vote by Internet 1) Read the Proxy Statement and have the proxy card below at hand. 2) Go to website www.proxyvote.com or scan the QR Barcode above 3) Follow the instructions provided on the website. 4) To attend and vote at the meeting, please register at https://www.viewproxy.com/BaillieGifford2/broadridgevsm/ To vote by Telephone 1) Read the Proxy Statement and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions. To vote by Mail 1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting: The Notice and Proxy Statement and Prospectus are available at www.proxyvote.com. You can register to attend the virtual shareholder meeting at https://www.viewproxy.com/BaillieGifford2/broadridgevsm/ V81756-TBD The undersigned hereby appoints Gareth Griffiths, Lesley-Anne Archibald, Alec Provost, and Christopher Labosky, and each of them separately, as Proxies of the undersigned, with full power of substitution, and hereby authorizes each of them to vote on behalf of the undersigned all shares of the Funds listed above that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund(s) to be held at 9:30 a.m., Eastern Time, on April 28, 2026, as a virtual shareholder meeting and at any postponements or adjournments thereof, as fully as the undersigned would be entitled to vote if personally present. This proxy will be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts and applicable federal securities laws. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of The Commonwealth of Massachusetts and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby. This proxy is solicited by the Board of Trustees of Baillie Gifford Funds on behalf of the Funds. The Board recommends that you vote FOR the proposal. This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR the proposal. Abstentions do not constitute a vote FOR the proposal. In their discretion, the Proxies are authorized to vote upon such other matters as may properly come before the meeting. Dear Shareholder: Your vote is important. Please record your voting instructions on this card, sign it on the reverse side, and return in the envelope provided. BAILLIE GIFFORD FUNDS Baillie Gifford Long Term Global Growth Fund Proxy for a meeting of shareholders to be held on April 28, 2026 This proxy is solicited on behalf of the Board of Trustees of Baillie Gifford Funds

KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date 3. To approve an Agreement and Plan of Reorganization by and among Baillie Gifford Funds, on behalf of Baillie Gifford U.S. Equity Growth Fund (“U.S. Equity Growth Fund” or, in context, the “Target Fund”), Baillie Gifford ETF Trust (the “ETF Trust”), on behalf of Baillie Gifford U.S. Equity Growth ETF (“U.S. Equity Growth ETF” or an “Acquiring Fund”), and Baillie Gifford Overseas Limited, that provides for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, (ii) the pro rata distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in the Plan (a “Reorganization” or the “U.S. Equity Growth Reorganization”). The Board unanimously recommends that you vote "FOR" the approval of the Proposal discussed above. V81757-TBD BAILLIE GIFFORD FUNDS 780 THIRD AVENUE, 43RD FLOOR NEW YORK, NY 10017 When signing as executor, administrator, attorney, trustee, or guardian, or as custodian for a minor, please give your full title as such. If you are signing for a corporation, please sign the full corporate name and indicate the signer’s office. If you are a partner, sign in the partnership name. For Against Abstain ! ! ! SCAN TO VIEW MATERIALS & VOTEw To vote by Internet 1) Read the Proxy Statement and have the proxy card below at hand. 2) Go to website www.proxyvote.com or scan the QR Barcode above 3) Follow the instructions provided on the website. 4) To attend and vote at the meeting, please register at https://www.viewproxy.com/BaillieGifford2/broadridgevsm/ To vote by Telephone 1) Read the Proxy Statement and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions. To vote by Mail 1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting: The Notice and Proxy Statement and Prospectus are available at www.proxyvote.com. You can register to attend the virtual shareholder meeting at https://www.viewproxy.com/BaillieGifford2/broadridgevsm/ V81758-TBD The undersigned hereby appoints Gareth Griffiths, Lesley-Anne Archibald, Alec Provost, and Christopher Labosky, and each of them separately, as Proxies of the undersigned, with full power of substitution, and hereby authorizes each of them to vote on behalf of the undersigned all shares of the Funds listed above that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund(s) to be held at 9:30 a.m., Eastern Time, on April 28, 2026, as a virtual shareholder meeting and at any postponements or adjournments thereof, as fully as the undersigned would be entitled to vote if personally present. This proxy will be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts and applicable federal securities laws. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of The Commonwealth of Massachusetts and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby. This proxy is solicited by the Board of Trustees of Baillie Gifford Funds on behalf of the Funds. The Board recommends that you vote FOR the proposal. This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR the proposal. Abstentions do not constitute a vote FOR the proposal. In their discretion, the Proxies are authorized to vote upon such other matters as may properly come before the meeting. Dear Shareholder: Your vote is important. Please record your voting instructions on this card, sign it on the reverse side, and return in the envelope provided. BAILLIE GIFFORD FUNDS Baillie Gifford U.S. Equity Growth Fund Proxy for a meeting of shareholders to be held on April 28, 2026 This proxy is solicited on behalf of the Board of Trustees of Baillie Gifford Funds